UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS

WESTERN ASSET FUNDS, INC.

WESTERN ASSET CORE PLUS BOND FUND

FORM N-Q

MARCH 31, 2014

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 36.0%
CONSUMER DISCRETIONARY - 3.3%
Automobiles - 0.7%
Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes	8.000%	6/15/19	3,210,000	$3,514,950	(a)
Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes	8.250%	6/15/21	4,170,000	4,717,312
Daimler Finance NA LLC, Senior Notes	1.300%	7/31/15	9,970,000	10,039,491	(a)
Daimler Finance NA LLC, Senior Notes	2.625%	9/15/16	10,450,000	10,831,561	(a)
Ford Motor Co., Senior Notes	4.750%	1/15/43	14,240,000	13,770,422
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	330,000	370,400
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	5,960,000	7,515,530
Ford Motor Credit Co., LLC, Senior Notes	5.750%	2/1/21	4,010,000	4,575,907
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	12,560,000	14,451,976
Hyundai Capital America, Senior Notes	2.125%	10/2/17	3,670,000	3,696,710	(a)

Total Automobiles				73,484,259

Diversified Consumer Services - 0.1%
Service Corp. International, Senior Notes	7.625%	10/1/18	24,000	27,690
Service Corp. International, Senior Notes	7.500%	4/1/27	5,458,000	5,785,480

Total Diversified Consumer Services				5,813,170

Hotels, Restaurants & Leisure - 0.3%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	5.625%	10/15/21	15,450,000	16,145,250	(a)
Marriott International Inc., Senior Notes	5.810%	11/10/15	7,950,000	8,545,813
McDonald’s Corp., Medium Term Notes	5.350%	3/1/18	310,000	351,107

Total Hotels, Restaurants & Leisure				25,042,170

Internet & Catalog Retail - 0.0%
QVC Inc., Senior Secured Notes	5.950%	3/15/43	500,000	510,013

Media - 2.0%
21st Century Fox America Inc., Notes	5.300%	12/15/14	864,000	893,372
21st Century Fox America Inc., Senior Notes	4.500%	2/15/21	8,000	8,680
21st Century Fox America Inc., Senior Notes	6.200%	12/15/34	260,000	303,033
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	1,350,000	1,648,886
21st Century Fox America Inc., Senior Notes	6.750%	1/9/38	200,000	239,339
21st Century Fox America Inc., Senior Notes	6.900%	8/15/39	120,000	150,817
CBS Corp., Senior Notes	7.625%	1/15/16	5,500,000	6,142,317
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.000%	1/15/19	16,930,000	17,903,475
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	3,150,000	4,464,167
Comcast Cable Communications LLC, Notes	8.875%	5/1/17	109,000	132,982
Comcast Corp., Notes	6.500%	1/15/15	2,829,000	2,958,752
Comcast Corp., Notes	5.875%	2/15/18	65,000	74,426
Comcast Corp., Senior Notes	6.500%	1/15/17	3,140,000	3,584,944
Comcast Corp., Senior Notes	6.300%	11/15/17	1,210,000	1,406,314
Comcast Corp., Senior Notes	5.650%	6/15/35	60,000	67,802
Comcast Corp., Senior Notes	6.500%	11/15/35	2,250,000	2,790,229
Comcast Corp., Senior Notes	6.950%	8/15/37	2,420,000	3,143,483
Comcast Corp., Senior Notes	6.550%	7/1/39	3,690,000	4,605,998
Comcast Corp., Senior Notes	6.400%	3/1/40	2,390,000	2,942,781
COX Communications Inc., Senior Notes	5.450%	12/15/14	1,520,000	1,571,075
COX Communications Inc., Senior Notes	6.950%	6/1/38	185,000	209,667	(a)
COX Communications Inc., Senior Notes	4.700%	12/15/42	120,000	106,910	(a)
CSC Holdings LLC, Senior Notes	6.750%	11/15/21	2,235,000	2,497,612
DISH DBS Corp., Senior Notes	6.625%	10/1/14	271,000	277,775
DISH DBS Corp., Senior Notes	7.875%	9/1/19	10,000	11,825
DISH DBS Corp., Senior Notes	5.125%	5/1/20	1,240,000	1,292,700
DISH DBS Corp., Senior Notes	6.750%	6/1/21	5,660,000	6,339,200
DISH DBS Corp., Senior Notes	5.875%	7/15/22	5,000	5,338
DISH DBS Corp., Senior Notes	5.000%	3/15/23	1,829,000	1,842,718

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 2.0% (continued)
Lynx I Corp., Senior Secured Notes	5.375%	4/15/21	3,780,000	$3,902,850	(a)
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	29,320,000	28,674,344	(a)
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	12,120,000	15,100,987
Time Warner Cable Inc., Senior Notes	4.125%	2/15/21	8,351,000	8,742,503
Time Warner Cable Inc., Senior Notes	6.750%	6/15/39	3,295,000	3,905,310
Time Warner Cable Inc., Senior Notes	5.875%	11/15/40	3,400,000	3,684,104
Time Warner Cable Inc., Senior Notes	5.500%	9/1/41	660,000	688,123
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	2,060,000	2,838,857
Time Warner Inc., Senior Debentures	7.700%	5/1/32	12,535,000	16,810,024
Time Warner Inc., Senior Notes	4.700%	1/15/21	20,000	21,874
Time Warner Inc., Senior Notes	4.750%	3/29/21	9,220,000	10,087,832
Time Warner Inc., Senior Notes	6.250%	3/29/41	970,000	1,136,337
UBM PLC, Notes	5.750%	11/3/20	6,060,000	6,493,805	(a)
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	6,828,000	7,553,475	(a)
Univision Communications Inc., Senior Secured Notes	5.125%	5/15/23	4,930,000	5,040,925	(a)
UPCB Finance III Ltd., Senior Secured Notes	6.625%	7/1/20	90,000	96,300	(a)
Viacom Inc., Senior Notes	4.250%	9/1/23	7,820,000	8,044,755
WPP Finance 2010, Senior Notes	5.625%	11/15/43	1,695,000	1,785,638
WPP Finance UK, Senior Notes	8.000%	9/15/14	3,830,000	3,955,088

Total Media				196,179,748

Specialty Retail - 0.2%
Autozone Inc., Senior Notes	6.950%	6/15/16	10,890,000	12,219,887
Home Depot Inc., Senior Notes	5.400%	3/1/16	8,230,000	8,966,272
Michaels Stores Inc., Senior Notes	7.750%	11/1/18	2,460,000	2,629,125

Total Specialty Retail				23,815,284

TOTAL CONSUMER DISCRETIONARY				324,844,644

CONSUMER STAPLES - 3.7%
Beverages - 1.3%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	12,580,000	14,441,639
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	4,730,000	5,342,729
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	16,650,000	15,720,747
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	620,000	689,259
Diageo Finance BV, Senior Notes	3.250%	1/15/15	10,725,000	10,966,012
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	15,570,000	15,108,489
Hawk Acquisition Subordinated Inc., Senior Secured Notes	4.250%	10/15/20	6,924,000	6,811,485	(a)
Heineken NV, Senior Notes	1.400%	10/1/17	11,050,000	11,001,722	(a)
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	1,370,000	1,366,686
PepsiCo Inc., Senior Notes	0.700%	8/13/15	15,230,000	15,265,044
PepsiCo Inc., Senior Notes	7.900%	11/1/18	109,000	136,825
PepsiCo Inc., Senior Notes	4.000%	3/5/42	4,980,000	4,611,570
Pernod-Ricard SA, Senior Notes	2.950%	1/15/17	2,360,000	2,445,781	(a)
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	17,905,000	18,725,676	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	4,170,000	4,536,493	(a)

Total Beverages				127,170,157

Food & Staples Retailing - 0.5%
CVS Caremark Corp., Senior Notes	2.750%	12/1/22	16,440,000	15,508,197
CVS Pass-Through Trust, Secured Bonds	5.789%	1/10/26	88,332	97,973	(a)
CVS Pass-Through Trust, Secured Notes	5.298%	1/11/27	413,506	453,898	(a)
CVS Pass-Through Trust, Secured Notes	5.880%	1/10/28	4,681,002	5,205,457
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	12,186,491	13,687,940
CVS Pass-Through Trust, Secured Notes	6.943%	1/10/30	2,751,018	3,252,221
Kroger Co., Senior Notes	6.400%	8/15/17	1,270,000	1,457,782
Kroger Co., Senior Notes	6.900%	4/15/38	2,900,000	3,592,216
Kroger Co., Senior Notes	5.150%	8/1/43	920,000	947,159

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food & Staples Retailing - 0.5% (continued)
Wal-Mart Stores Inc., Notes	5.800%	2/15/18	180,000	$207,271
Wal-Mart Stores Inc., Notes	6.200%	4/15/38	2,260,000	2,841,647
Wal-Mart Stores Inc., Senior Notes	4.250%	4/15/21	360,000	392,287

Total Food & Staples Retailing				47,644,048

Food Products - 0.8%
Ahold Lease USA Inc., Pass-Through Certificates	8.620%	1/2/25	7,311,470	8,797,657
Kraft Foods Group Inc., Senior Notes	5.375%	2/10/20	9,526,000	10,862,603
Kraft Foods Group Inc., Senior Notes	3.500%	6/6/22	9,430,000	9,486,844
Mondelez International Inc., Senior Notes	5.375%	2/10/20	10,900,000	12,322,461
Mondelez International Inc., Senior Notes	4.000%	2/1/24	16,475,000	16,717,924
Mondelez International Inc., Senior Notes	6.500%	2/9/40	852,000	1,071,653
WM Wrigley Jr. Co, Senior Notes	4.650%	7/15/15	3,387,000	3,542,863
WM Wrigley Jr. Co., Senior Notes	2.400%	10/21/18	2,090,000	2,096,044	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	7,490,000	7,557,507	(a)
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	3,090,000	3,119,590	(a)

Total Food Products				75,575,146

Tobacco - 1.1%
Altria Group Inc., Senior Notes	9.250%	8/6/19	11,710,000	15,451,848
Altria Group Inc., Senior Notes	4.750%	5/5/21	13,410,000	14,634,722
Altria Group Inc., Senior Notes	2.850%	8/9/22	11,920,000	11,185,752
Altria Group Inc., Senior Notes	4.000%	1/31/24	4,500,000	4,508,527
Altria Group Inc., Senior Notes	9.950%	11/10/38	490,000	786,196
Altria Group Inc., Senior Notes	5.375%	1/31/44	6,890,000	7,202,765
Imperial Tobacco Finance PLC, Senior Notes	2.050%	2/11/18	4,660,000	4,622,673	(a)
Lorillard Tobacco Co., Senior Notes	8.125%	6/23/19	2,160,000	2,669,874
Lorillard Tobacco Co., Senior Notes	3.750%	5/20/23	7,780,000	7,333,125
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	13,780,000	13,599,193
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	6,170,000	5,800,287
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	8,860,000	8,672,017
Reynolds American Inc., Senior Notes	6.750%	6/15/17	8,430,000	9,719,116
Reynolds American Inc., Senior Notes	3.250%	11/1/22	4,870,000	4,581,701

Total Tobacco				110,767,796

TOTAL CONSUMER STAPLES				361,157,147

ENERGY - 5.3%
Energy Equipment & Services - 0.5%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	3,530,000	3,794,750
Baker Hughes Inc., Senior Notes	7.500%	11/15/18	550,000	675,883
Baker Hughes Inc., Senior Notes	3.200%	8/15/21	8,710,000	8,846,407
CGG, Senior Notes	7.750%	5/15/17	11,194,000	11,361,910
CGG, Senior Notes	6.500%	6/1/21	1,420,000	1,441,300
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	11,570,000	12,162,963
Schlumberger Norge AS, Senior Notes	4.200%	1/15/21	2,020,000	2,183,889	(a)
SESI LLC, Senior Notes	7.125%	12/15/21	2,450,000	2,731,750
Transocean Inc., Senior Notes	6.375%	12/15/21	4,330,000	4,866,721
Transocean Ltd., Senior Notes	6.000%	3/15/18	6,015,000	6,689,095

Total Energy Equipment & Services				54,754,668

Oil, Gas & Consumable Fuels - 4.8%
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	5.875%	4/15/21	7,130,000	7,593,450
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	6.125%	7/15/22	3,000,000	3,228,750
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	5/15/23	10,000	10,075
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	3/15/24	3,850,000	3,840,375
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	7,950,000	10,122,417
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	9,754,000	11,166,526
Anadarko Petroleum Corp., Senior Notes	8.700%	3/15/19	30,000	38,030
Apache Corp., Senior Notes	3.250%	4/15/22	3,214,000	3,241,756

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - 4.8% (continued)
Apache Corp., Senior Notes	6.000%	1/15/37	240,000	$283,476
Apache Corp., Senior Notes	5.100%	9/1/40	13,496,000	14,294,477
Apache Corp., Senior Notes	4.750%	4/15/43	1,770,000	1,779,342
Arch Coal Inc., Senior Notes	7.000%	6/15/19	11,850,000	9,154,125
BP Capital Markets PLC, Senior Notes	3.875%	3/10/15	6,580,000	6,796,778
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	510,000	524,218
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	3,440,000	3,411,049
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	1,575,000	1,787,625
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	5,190,000	5,657,100
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	790,000	836,413
Concho Resources Inc., Senior Notes	6.500%	1/15/22	4,737,000	5,163,330
Concho Resources Inc., Senior Notes	5.500%	10/1/22	4,650,000	4,847,625
Conoco Funding Co., Senior Bonds	7.250%	10/15/31	810,000	1,101,382
ConocoPhillips, Notes	6.500%	2/1/39	110,000	144,551
ConocoPhillips, Senior Notes	5.900%	10/15/32	10,000	11,964
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	693,000	923,750
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	6,950,000	7,549,438
Continental Resources Inc., Senior Notes	7.125%	4/1/21	200,000	226,250
Continental Resources Inc., Senior Notes	5.000%	9/15/22	1,220,000	1,281,000
Continental Resources Inc., Senior Notes	4.500%	4/15/23	3,240,000	3,355,577
Devon Energy Corp., Senior Notes	6.300%	1/15/19	14,500,000	16,982,124
Devon Energy Corp., Senior Notes	3.250%	5/15/22	3,600,000	3,545,708
Devon Financing Corp. LLC, Debentures	7.875%	9/30/31	60,000	81,618
El Paso Corp., Medium-Term Notes	7.800%	8/1/31	3,276,000	3,483,112
El Paso Corp., Senior Subordinated Notes	7.000%	6/15/17	13,814,000	15,586,833
El Paso LLC, Senior Notes	7.250%	6/1/18	5,740,000	6,529,749
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	2,840,000	3,248,250
Enterprise Products Operating LLC, Senior Bonds	6.300%	9/15/17	10,160,000	11,719,895
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	3,887,000	4,314,788
Hess Corp., Notes	8.125%	2/15/19	16,870,000	21,120,396
Kerr-McGee Corp., Notes	6.950%	7/1/24	3,191,000	3,869,375
Kerr-McGee Corp., Notes	7.875%	9/15/31	3,207,000	4,162,939
Kodiak Oil & Gas Corp., Senior Notes	8.125%	12/1/19	2,500,000	2,771,875
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.500%	8/15/21	1,768,000	1,909,440
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.250%	6/15/22	1,742,000	1,881,360
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	5.500%	2/15/23	1,710,000	1,757,025
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	4.500%	7/15/23	1,030,000	991,375
MEG Energy Corp., Senior Notes	6.375%	1/30/23	350,000	362,250	(a)
Noble Energy Inc., Senior Notes	8.250%	3/1/19	14,890,000	18,541,147
Noble Energy Inc., Senior Notes	4.150%	12/15/21	10,000	10,536
Noble Energy Inc., Senior Notes	5.250%	11/15/43	2,735,000	2,854,629
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	8,280,000	8,223,017
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	8,360,000	7,900,075
Peabody Energy Corp., Senior Notes	6.500%	9/15/20	7,515,000	7,759,238
Peabody Energy Corp., Senior Notes	6.250%	11/15/21	2,660,000	2,666,650
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	21,982,000	24,400,020
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, Senior Notes	8.375%	6/1/20	8,255,000	9,266,238
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	15,500,000	15,969,045
Petrobras International Finance Co., Senior Notes	3.875%	1/27/16	8,080,000	8,297,667
Petrobras International Finance Co., Senior Notes	6.125%	10/6/16	6,387,000	6,873,811
Petrobras International Finance Co., Senior Notes	5.750%	1/20/20	5,579,000	5,823,494
Petrobras International Finance Co., Senior Notes	5.375%	1/27/21	33,630,000	34,010,725
Petroleos Mexicanos, Notes	6.375%	1/23/45	13,610,000	14,681,787	(a)
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	2,227,000	2,095,607
Plains Exploration & Production Co., Senior Notes	6.500%	11/15/20	3,080,000	3,391,850
Plains Exploration & Production Co., Senior Notes	6.750%	2/1/22	5,000,000	5,525,000
Plains Exploration & Production Co., Senior Notes	6.875%	2/15/23	720,000	801,000
QEP Resources Inc., Senior Notes	6.875%	3/1/21	6,650,000	7,315,000
QEP Resources Inc., Senior Notes	5.250%	5/1/23	4,580,000	4,557,100

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Range Resources Corp., Senior Notes	5.000%	8/15/22	1,020,000	$1,040,400
Range Resources Corp., Senior Subordinated Notes	6.750%	8/1/20	6,330,000	6,836,400
Range Resources Corp., Senior Subordinated Notes	5.750%	6/1/21	3,670,000	3,931,488
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.500%	7/15/21	3,240,000	3,474,900
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	5,781,000	5,997,788
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	510,000	474,300
Samson Investment Co., Senior Notes	10.750%	2/15/20	8,330,000	9,079,700	(a)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	1,980,000	2,173,232
Shell International Finance BV, Senior Notes	6.375%	12/15/38	6,785,000	8,746,706
Sinopec Group Overseas Development 2012 Ltd., Senior Notes	2.750%	5/17/17	6,800,000	6,974,318	(a)
Statoil ASA, Senior Notes	3.125%	8/17/17	4,000,000	4,218,484
Transocean Inc., Senior Notes	5.050%	12/15/16	320,000	348,058
Williams Cos. Inc., Debentures	7.500%	1/15/31	499,000	549,130
Williams Cos. Inc., Notes	7.875%	9/1/21	7,959,000	9,456,351
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	287,000	321,991
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,035,000	3,658,765

Total Oil, Gas & Consumable Fuels				470,934,608

TOTAL ENERGY				525,689,276

FINANCIALS - 11.9%
Banks - 6.7%
ANZ National International Ltd., Senior Notes	1.850%	10/15/15	7,100,000	7,221,020	(a)
BAC Capital Trust XIV, Junior Subordinated Notes	4.000%	5/9/14	12,050,000	9,399,000	(b)(c)
Bank of America Corp., Senior Notes	4.500%	4/1/15	23,020,000	23,882,744
Bank of America Corp., Senior Notes	3.875%	3/22/17	3,610,000	3,850,607
Bank of America Corp., Senior Notes	5.750%	12/1/17	1,800,000	2,037,856
Bank of America Corp., Senior Notes	5.650%	5/1/18	160,000	180,869
Bank of America Corp., Senior Notes	2.600%	1/15/19	16,010,000	16,073,159
Bank of America Corp., Senior Notes	5.625%	7/1/20	5,530,000	6,292,852
Bank of America Corp., Senior Notes	5.000%	5/13/21	11,720,000	12,922,999
Bank of America Corp., Senior Notes	3.300%	1/11/23	6,500,000	6,266,579
Bank of America Corp., Senior Notes	4.125%	1/22/24	230,000	232,592
Bank of America Corp., Senior Notes	4.000%	4/1/24	15,800,000	15,781,403
Bank of America Corp., Senior Notes	5.000%	1/21/44	23,010,000	23,490,587
Bank of America Corp., Senior Notes	4.875%	4/1/44	10,150,000	10,196,183
Bank of America Corp., Subordinated Notes	5.420%	3/15/17	3,000,000	3,305,265
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	3.850%	1/22/15	7,500,000	7,686,225	(a)
Barclays Bank PLC, Subordinated Notes	6.050%	12/4/17	4,555,000	5,104,998	(a)
BNP Paribas SA, Senior Notes	2.375%	9/14/17	7,270,000	7,446,167
CIT Group Inc., Senior Notes	4.250%	8/15/17	690,000	722,775
CIT Group Inc., Senior Notes	5.000%	8/1/23	8,030,000	8,210,675
Citigroup Inc., Junior Subordinated Bonds	5.350%	5/15/23	6,200,000	5,750,500	(b)(c)
Citigroup Inc., Junior Subordinated Notes	5.950%	1/30/23	6,050,000	5,913,875	(b)(c)
Citigroup Inc., Junior Subordinated Notes	5.900%	2/15/23	3,420,000	3,349,463	(b)(c)
Citigroup Inc., Senior Notes	5.125%	5/5/14	226,000	226,938
Citigroup Inc., Senior Notes	6.375%	8/12/14	1,545,000	1,577,439
Citigroup Inc., Senior Notes	5.500%	10/15/14	27,000	27,712
Citigroup Inc., Senior Notes	6.010%	1/15/15	6,417,000	6,688,330
Citigroup Inc., Senior Notes	3.953%	6/15/16	11,150,000	11,814,339
Citigroup Inc., Senior Notes	6.000%	8/15/17	7,720,000	8,750,327
Citigroup Inc., Senior Notes	5.375%	8/9/20	5,850,000	6,582,285
Citigroup Inc., Subordinated Notes	4.050%	7/30/22	1,834,000	1,841,079
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	10,260,000	10,928,931
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	180,000	196,924
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	7,064,000	8,271,951
Commonwealth Bank of Australia, Senior Notes	3.750%	10/15/14	10,490,000	10,683,016	(a)
Commonwealth Bank of Australia, Senior Notes	1.250%	9/18/15	17,730,000	17,915,172

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - 6.7% (continued)
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	4,160,000	$4,638,358	(a)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Junior Subordinated Notes	11.000%	6/30/19	11,522,000	15,295,455	(a)(b)(c)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Subordinated Notes	4.625%	12/1/23	16,060,000	16,526,623
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Subordinated Notes	5.750%	12/1/43	7,600,000	8,293,705
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	14,140,000	16,048,900	(a)(b)(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	8,270,000	8,280,180
ING Bank NV, Subordinated Notes	5.800%	9/25/23	15,450,000	16,476,606	(a)
Intesa Sanpaolo SpA, Senior Notes	3.625%	8/12/15	7,242,000	7,430,220	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	1/15/16	3,880,000	3,972,379
JPMorgan Chase & Co., Senior Notes	1.100%	10/15/15	24,190,000	24,289,276
JPMorgan Chase & Co., Senior Notes	6.300%	4/23/19	9,630,000	11,321,818
JPMorgan Chase & Co., Senior Notes	4.400%	7/22/20	10,770,000	11,609,403
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	1,780,000	1,907,975
JPMorgan Chase & Co., Senior Notes	4.500%	1/24/22	9,480,000	10,220,217
JPMorgan Chase & Co., Subordinated Notes	5.150%	10/1/15	490,000	520,013
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	309,000	350,275
JPMorgan Chase & Co., Subordinated Notes	3.375%	5/1/23	9,718,000	9,199,243
Lloyds Bank PLC, Subordinated Notes	6.500%	9/14/20	100,000	114,255	(a)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	25,360,000	24,789,400	(c)
National Australia Bank of New York, Senior Notes	1.600%	8/7/15	6,000,000	6,082,632
Nordea Bank AB, Senior Notes	3.700%	11/13/14	1,580,000	1,611,331	(a)
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	14,640,000	15,355,896	(a)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	1,885,000	2,026,375	(b)(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium-Term Notes	7.640%	9/30/17	2,000,000	2,030,000	(b)(c)
Royal Bank of Scotland Group PLC, Senior Notes	2.550%	9/18/15	2,150,000	2,195,599
Royal Bank of Scotland Group PLC, Senior Notes	6.400%	10/21/19	5,810,000	6,696,908
Royal Bank of Scotland Group PLC, Subordinated Notes	5.000%	10/1/14	190,000	192,608
Royal Bank of Scotland Group PLC, Subordinated Notes	4.700%	7/3/18	1,960,000	2,014,451
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	12,920,000	13,411,205
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	10,670,000	10,925,579
Santander US Debt SA Unipersonal, Senior Notes	3.724%	1/20/15	11,800,000	12,025,026	(a)
Santander US Debt SA Unipersonal, Senior Notes	3.781%	10/7/15	2,300,000	2,378,791	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	18,910,000	18,732,246	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	3.150%	7/22/15	4,640,000	4,781,000	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	3.100%	1/14/16	4,290,000	4,456,298	(a)
Wachovia Bank N.A., Subordinated Notes	6.000%	11/15/17	3,920,000	4,516,373
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	5/27/14	20,261,000	19,475,886	(b)(c)
Wachovia Corp., Senior Notes	5.750%	2/1/18	13,275,000	15,199,689
Wells Fargo & Co., Senior Notes	3.676%	6/15/16	8,110,000	8,599,374
Wells Fargo & Co., Senior Notes	1.500%	1/16/18	5,740,000	5,685,206
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	13,950,000	15,353,998
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	6,860,000	6,658,220
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	1,802,000	1,861,747
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	8,140,000	8,574,603
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,840,000	1,991,596
Wells Fargo Capital X, Capital Securities	5.950%	12/15/36	7,092,000	7,092,000

Total Banks				662,031,774

Capital Markets - 1.8%
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	925,000	1,067,612
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	5/27/14	1,830,000	1,409,100	(b)(c)
Goldman Sachs Group Inc., Senior Notes	6.000%	5/1/14	3,890,000	3,907,120
Goldman Sachs Group Inc., Senior Notes	2.375%	1/22/18	13,300,000	13,388,365

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - 1.8% (continued)
Goldman Sachs Group Inc., Senior Notes	6.150%	4/1/18	583,000	$666,481
Goldman Sachs Group Inc., Senior Notes	2.900%	7/19/18	210,000	214,157
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	25,760,000	28,741,411
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	190,000	218,179
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	3,130,000	3,464,879
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	5,100,000	5,077,392
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	29,580,000	35,124,623
Goldman Sachs Group Inc., Subordinated Notes	5.625%	1/15/17	1,420,000	1,567,627
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,840,000	2,107,755
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	5/27/14	5,550,000	0	(b)(c)(d)(e)(f)(g)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	0.000%	8/19/65	190,000	0	(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	5,280,000	0	(b)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	1,070,000	0	(d)(e)(f)(g)
Merrill Lynch & Co. Inc., Senior Notes	6.400%	8/28/17	90,000	103,318
Merrill Lynch & Co. Inc., Subordinated Notes	6.050%	5/16/16	390,000	426,273
Merrill Lynch & Co. Inc., Subordinated Notes	5.700%	5/2/17	5,920,000	6,584,490
Morgan Stanley, Medium-Term Notes	0.678%	10/18/16	7,802,000	7,782,534	(b)
Morgan Stanley, Medium-Term Notes	5.550%	4/27/17	7,435,000	8,294,077
Morgan Stanley, Senior Notes	5.450%	1/9/17	3,990,000	4,411,001
Morgan Stanley, Senior Notes	4.750%	3/22/17	2,010,000	2,193,571
Morgan Stanley, Senior Notes	5.950%	12/28/17	4,700,000	5,365,167
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	28,931,000	31,517,373
Temasek Financial I Ltd., Senior Notes	2.375%	1/23/23	9,854,000	9,073,386	(a)
UBS AG Stamford CT, Senior Notes	3.875%	1/15/15	3,673,000	3,771,580
UBS AG Stamford CT, Senior Notes	4.875%	8/4/20	250,000	276,833
Vesey Street Investment Trust I, Senior Notes	4.404%	9/1/16	4,520,000	4,847,451

Total Capital Markets				181,601,755

Consumer Finance - 1.2%
Ally Financial Inc., Senior Notes	7.500%	9/15/20	3,380,000	4,017,975
American Express Co., Subordinated Debentures	6.800%	9/1/66	9,716,000	10,645,821	(b)
American Express Credit Corp., Senior Notes	5.125%	8/25/14	22,150,000	22,563,275
American Honda Finance Corp., Notes	1.000%	8/11/15	14,310,000	14,392,941	(a)
General Motors Financial Co. Inc., Senior Notes	2.750%	5/15/16	3,070,000	3,110,217
General Motors Financial Co. Inc., Senior Notes	3.250%	5/15/18	2,300,000	2,320,125
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	2,680,000	2,646,500
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	18,610,000	21,716,772
SLM Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	60,000	69,075
SLM Corp., Medium-Term Notes, Senior Notes	5.625%	8/1/33	56,000	49,560
SLM Corp., Senior Notes	5.000%	4/15/15	740,000	767,750
SLM Corp., Senior Notes	3.875%	9/10/15	15,980,000	16,459,400
Toyota Motor Credit Corp., Senior Notes	1.250%	10/5/17	16,560,000	16,408,559

Total Consumer Finance				115,167,970

Diversified Financial Services - 1.9%
Bank of America Corp., Senior Notes	5.875%	1/5/21	28,000,000	32,306,148
Berkshire Hathaway Inc., Senior Notes	3.200%	2/11/15	6,690,000	6,854,674
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	5,890,000	6,571,879
General Electric Capital Corp., Senior Notes	1.625%	7/2/15	11,870,000	12,031,325
General Electric Capital Corp., Senior Notes	4.375%	9/16/20	30,000	32,584
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	35,970,000	47,370,368
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	36,495,000	40,144,500	(b)
ILFC E-Capital Trust II, Bonds	6.250%	12/21/65	2,870,000	2,783,900	(a)(b)
International Lease Finance Corp., Senior Secured Notes	6.500%	9/1/14	5,570,000	5,688,363	(a)
International Lease Finance Corp., Senior Secured Notes	6.750%	9/1/16	26,120,000	29,058,500	(a)
Voya Financial Inc., Senior Notes	2.900%	2/15/18	2,450,000	2,510,312

Total Diversified Financial Services				185,352,553

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.2%
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/37	610,000	$640,500
American International Group Inc., Medium-Term Notes, Senior Notes	5.850%	1/16/18	60,000	68,566
American International Group Inc., Senior Notes	8.250%	8/15/18	160,000	199,999
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000	10,502,000	(a)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	5,783,000	6,101,065
MetLife Inc., Senior Notes	4.750%	2/8/21	6,300,000	7,008,781
Prudential Financial Inc., Senior Notes	4.500%	11/16/21	300,000	325,661
Teachers Insurance & Annuity Association of America-College Retirement Equity Fund, Notes	6.850%	12/16/39	280,000	367,425	(a)

Total Insurance				25,213,997

Thrifts & Mortgage Finance - 0.1%
Countrywide Financial Corp., Subordinated Notes	6.250%	5/15/16	6,591,000	7,229,108

TOTAL FINANCIALS				1,176,597,157

HEALTH CARE - 2.1%
Health Care Equipment & Supplies - 0.1%
Medtronic Inc., Senior Notes	4.450%	3/15/20	6,960,000	7,640,716
Medtronic Inc., Senior Notes	3.125%	3/15/22	1,010,000	1,012,117

Total Health Care Equipment & Supplies				8,652,833

Health Care Providers & Services - 1.1%
AmerisourceBergen Corp., Senior Notes	5.875%	9/15/15	5,350,000	5,734,151
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	1,410,000	1,290,139
Express Scripts Holding Co., Senior Notes	3.500%	11/15/16	32,790,000	34,717,954
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	2,730,000	2,900,625	(a)
Fresenius Medical Care U.S. Finance Inc., Senior Notes	6.875%	7/15/17	220,000	248,600
Fresenius Medical Care U.S. Finance Inc., Senior Notes	5.750%	2/15/21	6,090,000	6,478,238	(a)
HCA Inc., Debentures	7.500%	11/15/95	15,410,000	13,483,750
HCA Inc., Notes	7.690%	6/15/25	723,000	771,803
HCA Inc., Notes	7.500%	11/6/33	1,105,000	1,132,625
HCA Inc., Senior Secured Notes	6.500%	2/15/20	1,800,000	2,016,000
Humana Inc., Senior Notes	7.200%	6/15/18	240,000	285,313
Humana Inc., Senior Notes	3.150%	12/1/22	2,970,000	2,825,521
Humana Inc., Senior Notes	4.625%	12/1/42	1,400,000	1,350,143
Tenet Healthcare Corp., Senior Notes	9.250%	2/1/15	11,570,000	12,264,200
Tenet Healthcare Corp., Senior Secured Bonds	4.500%	4/1/21	50,000	48,875
Tenet Healthcare Corp., Senior Secured Notes	6.000%	10/1/20	1,620,000	1,733,400	(a)
UnitedHealth Group Inc., Senior Notes	6.000%	2/15/18	310,000	356,765
UnitedHealth Group Inc., Senior Notes	1.625%	3/15/19	1,540,000	1,497,864
WellPoint Inc., Notes	5.875%	6/15/17	3,052,000	3,441,139
WellPoint Inc., Notes	7.000%	2/15/19	1,895,000	2,253,578
WellPoint Inc., Senior Notes	1.250%	9/10/15	3,210,000	3,231,497
WellPoint Inc., Senior Notes	3.700%	8/15/21	2,130,000	2,174,909
WellPoint Inc., Senior Notes	3.125%	5/15/22	5,280,000	5,052,775

Total Health Care Providers & Services				105,289,864

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific Inc., Senior Notes	3.600%	8/15/21	4,520,000	4,603,638
Thermo Fisher Scientific Inc., Senior Notes	5.300%	2/1/44	1,350,000	1,454,846

Total Life Sciences Tools & Services				6,058,484

Pharmaceuticals - 0.8%
AbbVie Inc., Senior Notes	1.750%	11/6/17	17,500,000	17,555,300
AbbVie Inc., Senior Notes	2.900%	11/6/22	10,730,000	10,329,567

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 0.8% (continued)
GlaxoSmithKline Capital Inc., Senior Bond	6.375%	5/15/38	7,000,000	$8,911,651
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	10,240,000	9,997,107
Mallinckrodt International Finance SA, Senior Notes	3.500%	4/15/18	450,000	443,278	(a)
Merck and Co. Inc., Senior Notes	6.000%	9/15/17	340,000	391,390
Perrigo Co. PLC, Senior Notes	4.000%	11/15/23	4,150,000	4,148,394	(a)
Pfizer Inc., Senior Notes	6.200%	3/15/19	8,755,000	10,365,570
Roche Holdings Inc., Senior Notes	6.000%	3/1/19	6,860,000	8,059,540	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	660,000	661,097
Wyeth, Notes	5.950%	4/1/37	6,358,000	7,695,087
Zoetis Inc., Senior Notes	3.250%	2/1/23	2,340,000	2,257,056

Total Pharmaceuticals				80,815,037

TOTAL HEALTH CARE				200,816,218

INDUSTRIALS - 1.5%
Aerospace & Defense - 0.2%
Boeing Co., Senior Notes	6.000%	3/15/19	8,370,000	9,848,921
Boeing Co., Senior Notes	4.875%	2/15/20	3,180,000	3,561,727
Raytheon Co., Senior Notes	3.125%	10/15/20	4,520,000	4,566,253

Total Aerospace & Defense				17,976,901

Airlines - 0.5%
Air 2 US, Notes	8.027%	10/1/19	4,824,538	5,089,887	(a)
Delta Air Lines Inc., Pass-Through Certificates	6.821%	8/10/22	11,747,961	13,803,854
Northwest Airlines Corp., Pass-Through Certificates	7.575%	3/1/19	6,112,133	7,028,953
Southwest Airlines Co., Notes	5.125%	3/1/17	5,320,000	5,833,896
United Airlines Inc., Pass-Through Certificates	6.900%	1/2/18	30,574	33,020
United Airlines Inc., Pass-Through Certificates	6.703%	6/15/21	180,014	196,666
United Airlines Inc., Pass-Through Certificates	5.983%	4/19/22	10,070,192	11,429,668
United Airlines Inc., Pass-Through Certificates, Secured Notes	9.750%	1/15/17	1,646,671	1,893,672
United Airlines Inc., Senior Secured Notes	6.750%	9/15/15	310,000	316,200	(a)

Total Airlines				45,625,816

Building Products - 0.1%
Building Materials Corp. of America, Senior Notes	6.750%	5/1/21	105,000	113,925	(a)
Masco Corp., Senior Notes	6.125%	10/3/16	8,270,000	9,076,325

Total Building Products				9,190,250

Commercial Services & Supplies - 0.1%
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	7.750%	4/15/20	2,000,000	2,205,000	(a)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	7,130,000	7,201,300	(a)
Waste Management Inc., Senior Notes	7.125%	12/15/17	500,000	586,459
Waste Management Inc., Senior Notes	4.600%	3/1/21	2,370,000	2,570,474
Waste Management Inc., Senior Notes	7.375%	5/15/29	1,280,000	1,627,434

Total Commercial Services & Supplies				14,190,667

Electrical Equipment - 0.3%
ABB Finance U.S.A. Inc., Senior Notes	4.375%	5/8/42	1,373,000	1,368,075
Eaton Corp., Senior Notes	1.500%	11/2/17	6,310,000	6,279,623
Eaton Corp., Senior Notes	2.750%	11/2/22	22,785,000	21,569,033
Eaton Corp., Senior Notes	4.150%	11/2/42	6,590,000	6,092,697

Total Electrical Equipment				35,309,428

Industrial Conglomerates - 0.2%
General Electric Co., Senior Notes	0.850%	10/9/15	6,700,000	6,730,311
General Electric Co., Senior Notes	4.500%	3/11/44	2,660,000	2,701,265
United Technologies Corp., Senior Notes	4.500%	6/1/42	7,330,000	7,463,926

Total Industrial Conglomerates				16,895,502

Machinery - 0.1%
John Deere Capital Corp., Notes	2.250%	4/17/19	5,268,000	5,272,594
John Deere Capital Corp., Senior Notes	1.700%	1/15/20	2,490,000	2,384,426

Total Machinery				7,657,020

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Transportation Infrastructure - 0.0%
Aguila 3 SA, Senior Secured Notes	7.875%	1/31/18	2,370,000	2,518,125	(a)

TOTAL INDUSTRIALS				149,363,709

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.0%
First Data Corp., Senior Secured Notes	6.750%	11/1/20	50,000	53,750	(a)

Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	1,360,000	1,580,106

Software - 0.2%
Activision Blizzard Inc., Senior Notes	5.625%	9/15/21	5,040,000	5,392,800	(a)
Oracle Corp., Senior Notes	1.200%	10/15/17	15,770,000	15,646,048

Total Software				21,038,848

TOTAL INFORMATION TECHNOLOGY				22,672,704

MATERIALS - 3.3%
Chemicals - 0.2%
Eagle Spinco Inc., Senior Notes	4.625%	2/15/21	6,260,000	6,189,575	(a)
Ecolab Inc., Senior Notes	4.350%	12/8/21	2,650,000	2,851,403
Hexion US Finance Corp., Senior Secured Notes	6.625%	4/15/20	5,730,000	5,930,550
LyondellBasell Industries NV, Senior Notes	5.000%	4/15/19	2,690,000	2,995,205
LyondellBasell Industries NV, Senior Notes	6.000%	11/15/21	2,360,000	2,764,391
LyondellBasell Industries NV, Senior Notes	5.750%	4/15/24	2,690,000	3,098,845
Potash Corp. of Saskatchewan Inc., Senior Notes	4.875%	3/30/20	330,000	364,053

Total Chemicals				24,194,022

Containers & Packaging - 0.4%
Ball Corp., Senior Notes	5.750%	5/15/21	10,140,000	10,824,450
Ball Corp., Senior Notes	5.000%	3/15/22	4,960,000	5,084,000
Ball Corp., Senior Notes	4.000%	11/15/23	1,790,000	1,673,650
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Notes	8.500%	5/15/18	2,090,000	2,191,887
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	7.125%	4/15/19	4,550,000	4,811,625
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	6.875%	2/15/21	5,165,000	5,578,200
Rock-Tenn Co., Senior Notes	3.500%	3/1/20	2,855,000	2,895,889
Rock-Tenn Co., Senior Notes	4.000%	3/1/23	3,740,000	3,760,619

Total Containers & Packaging				36,820,320

Metals & Mining - 2.6%
ArcelorMittal, Senior Notes	5.000%	2/25/17	4,082,000	4,332,022
Barrick Gold Corp., Senior Notes	6.950%	4/1/19	7,305,000	8,566,983
Barrick Gold Corp., Senior Notes	3.850%	4/1/22	4,330,000	4,135,916
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	15,330,000	14,542,575
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	9,269,000	9,339,685
BHP Billiton Finance USA Ltd., Senior Notes	6.500%	4/1/19	20,420,000	24,517,845
BHP Billiton Finance USA Ltd., Senior Notes	3.250%	11/21/21	3,080,000	3,114,382
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,630,000	8,073,929
Cliffs Natural Resources Inc., Senior Notes	3.950%	1/15/18	8,490,000	8,533,647
Cliffs Natural Resources Inc., Senior Notes	4.800%	10/1/20	4,598,000	4,514,693
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.000%	4/1/17	180,000	189,450	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.875%	4/1/22	2,080,000	2,241,200	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - 2.6% (continued)
Freeport-McMoRan Copper & Gold Inc., Senior Notes	2.375%	3/15/18	2,650,000	$2,642,395
Freeport-McMoRan Copper & Gold Inc., Senior Notes	3.100%	3/15/20	9,760,000	9,494,723
Freeport-McMoRan Copper & Gold Inc., Senior Notes	3.550%	3/1/22	3,208,000	3,063,701
Rio Tinto Finance USA Ltd., Notes	6.500%	7/15/18	2,453,000	2,882,748
Rio Tinto Finance USA Ltd., Senior Notes	1.875%	11/2/15	1,480,000	1,504,231
Rio Tinto Finance USA Ltd., Senior Notes	2.500%	5/20/16	5,460,000	5,636,866
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	1,955,000	2,543,101
Rio Tinto Finance USA Ltd., Senior Notes	3.500%	11/2/20	12,460,000	12,760,747
Rio Tinto Finance USA Ltd., Senior Notes	4.125%	5/20/21	3,340,000	3,519,261
Rio Tinto Finance USA Ltd., Senior Notes	3.750%	9/20/21	4,990,000	5,139,306
Rio Tinto Finance USA PLC, Senior Notes	2.250%	12/14/18	3,945,000	3,944,677
Southern Copper Corp., Senior Notes	5.250%	11/8/42	22,390,000	19,169,333
Steel Dynamics Inc., Senior Notes	7.625%	3/15/20	600,000	649,500
Steel Dynamics Inc., Senior Notes	6.375%	8/15/22	7,433,000	8,083,387
Vale Overseas Ltd., Notes	6.875%	11/21/36	16,044,000	17,094,513
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	32,397,000	32,164,649
Xstrata Finance Canada Ltd., Senior Bonds	5.800%	11/15/16	3,090,000	3,401,960	(a)
Xstrata Finance Canada Ltd., Senior Notes	2.050%	10/23/15	13,920,000	14,079,996	(a)
Xstrata Finance Canada Ltd., Senior Notes	2.700%	10/25/17	11,790,000	11,932,659	(a)

Total Metals & Mining				251,810,080

Paper & Forest Products - 0.1%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	7,330,000	7,365,272

TOTAL MATERIALS				320,189,694

TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.7%
AT&T Inc., Global Notes	5.500%	2/1/18	2,136,000	2,409,976
AT&T Inc., Senior Notes	2.500%	8/15/15	7,800,000	7,993,830
AT&T Inc., Senior Notes	4.450%	5/15/21	1,460,000	1,577,759
AT&T Inc., Senior Notes	3.875%	8/15/21	6,550,000	6,831,624
AT&T Inc., Senior Notes	4.350%	6/15/45	9,406,000	8,301,500
BellSouth Corp., Senior Bonds	5.200%	9/15/14	8,250,000	8,426,938
British Telecommunications PLC, Bonds	9.625%	12/15/30	5,310,000	8,208,310
CenturyLink Inc., Senior Notes	5.800%	3/15/22	1,000,000	1,022,500
CenturyTel Inc., Senior Notes	6.000%	4/1/17	8,270,000	9,148,687
Deutsche Telekom International Finance BV, Senior Notes	5.750%	3/23/16	10,121,000	11,057,486
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	3,540,000	3,840,900
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	3,000,000	3,292,500
Intelsat Jackson Holdings SA, Senior Notes	5.500%	8/1/23	5,777,000	5,661,460	(a)
Qwest Corp., Debentures	6.875%	9/15/33	5,600,000	5,522,401
Qwest Corp., Senior Notes	7.500%	10/1/14	2,870,000	2,963,180
Telecom Italia Capital SA, Senior Notes	7.175%	6/18/19	570,000	653,363
Telefonica Emisiones SAU, Senior Notes	6.421%	6/20/16	610,000	675,107
Telefonica Emisiones SAU, Senior Notes	6.221%	7/3/17	560,000	633,454
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	1,465,000	1,647,984
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	4,485,000	4,848,846
Telefonica Emisiones SAU, Senior Notes	5.462%	2/16/21	1,360,000	1,495,090
TW Telecom Holdings Inc., Senior Notes	5.375%	10/1/22	3,676,000	3,749,520
UPCB Finance VI Ltd., Senior Secured Notes	6.875%	1/15/22	7,755,000	8,452,950	(a)
Verizon Communications Inc., Senior Notes	6.350%	4/1/19	1,848,000	2,179,964
Verizon Communications Inc., Senior Notes	4.500%	9/15/20	3,874,000	4,207,331
Verizon Communications Inc., Senior Notes	3.450%	3/15/21	9,160,000	9,285,410
Verizon Communications Inc., Senior Notes	2.450%	11/1/22	1,670,000	1,521,854
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	51,995,000	56,899,116
Verizon Communications Inc., Senior Notes	4.150%	3/15/24	6,290,000	6,390,313
Verizon Communications Inc., Senior Notes	6.400%	9/15/33	29,350,000	34,845,699
Verizon Communications Inc., Senior Notes	5.050%	3/15/34	3,000,000	3,077,622
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	23,354,000	28,420,300
Windstream Corp., Senior Notes	7.750%	10/1/21	8,290,000	8,911,750

Total Diversified Telecommunication Services				264,154,724

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	6,430,000	$7,290,013
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	8,180,000	8,962,278
Rogers Cable Inc., Senior Secured Second Priority Notes	6.750%	3/15/15	130,000	137,609
Rogers Communications Inc., Senior Notes	6.800%	8/15/18	80,000	95,013
SoftBank Corp., Senior Notes	4.500%	4/15/20	10,660,000	10,606,700	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	1,950,000	1,891,500
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	2,231,000	2,454,100
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	13,050,000	15,953,625	(a)
Sprint Corp., Senior Notes	7.875%	9/15/23	4,690,000	5,159,000	(a)

Total Wireless Telecommunication Services				52,549,838

TOTAL TELECOMMUNICATION SERVICES				316,704,562

UTILITIES - 1.5%
Electric Utilities - 1.0%
Berkshire Hathaway Energy, Bonds	6.125%	4/1/36	160,000	191,393
Berkshire Hathaway Energy Co., Senior Bonds	6.500%	9/15/37	2,025,000	2,504,313
Duke Energy Carolinas LLC, Secured Bonds	5.300%	2/15/40	3,000,000	3,431,595
Duke Energy Progress Inc., Secured Bonds	2.800%	5/15/22	400,000	391,034
Exelon Corp., Bonds	5.625%	6/15/35	426,000	457,269
FirstEnergy Corp., Notes	7.375%	11/15/31	37,356,000	42,909,194
FirstEnergy Corp., Senior Notes	2.750%	3/15/18	4,290,000	4,276,980
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	18,500,000	17,943,871
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	90,000	106,294
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	2,980,000	3,709,820
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	10,590,000	12,203,175
Progress Energy Inc., Senior Notes	4.400%	1/15/21	5,200,000	5,569,574
Progress Energy Inc., Senior Notes	6.000%	12/1/39	7,000,000	8,459,479

Total Electric Utilities				102,153,991

Gas Utilities - 0.1%
Southern Natural Gas Co., Senior Notes	5.900%	4/1/17	50,000	56,123	(a)
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	9,413,000	12,451,874

Total Gas Utilities				12,507,997

Independent Power and Renewable Electricity Producers - 0.2%
AES Corp., Senior Notes	7.750%	10/15/15	2,756,000	3,004,040
AES Corp., Senior Notes	8.000%	6/1/20	2,079,000	2,453,220
Calpine Corp., Senior Secured Notes	7.500%	2/15/21	8,225,000	8,985,813	(a)
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	1,527,000	1,710,240	(a)
Calpine Corp., Senior Secured Notes	5.875%	1/15/24	1,780,000	1,806,700	(a)

Total Independent Power and Renewable Electricity Producers				17,960,013

Multi-Utilities - 0.2%
Dominion Resources Inc., Senior Notes	5.600%	11/15/16	11,983,000	13,255,115
Dominion Resources Inc., Senior Notes	8.875%	1/15/19	180,000	227,870
Dominion Resources Inc., Senior Notes	7.000%	6/15/38	3,600,000	4,630,270

Total Multi-Utilities				18,113,255

TOTAL UTILITIES				150,735,256

TOTAL CORPORATE BONDS & NOTES (Cost - $3,366,879,296)				3,548,770,367

ASSET-BACKED SECURITIES - 4.6%
321 Henderson Receivables LLC, 2014-1A A	3.960%	3/15/63	3,500,000	3,515,806	(a)
Access Group Inc., 2005-B B2	0.739%	7/25/35	2,201,994	1,948,765	(b)
ACE Securities Corp., 2006-GP1 A	0.414%	2/25/31	77,104	71,929	(b)
AFC Home Equity Loan Trust, 2002-2 2A	0.854%	6/25/30	231,701	197,252	(b)
Ameriquest Mortgage Securities Inc., 2003-1 M1	1.504%	2/25/33	1,002,421	945,567	(b)
Ameriquest Mortgage Securities Inc., 2004-R2 A1A	0.844%	4/25/34	128,795	121,822	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - 4.6% (continued)
Argent Securities Inc., 2005-W5 A2D	0.474%	1/25/36	16,969,538	$11,319,565	(b)
Asset-Backed Securities Corp. Home Equity, 2003-HE7 M1	1.127%	12/15/33	127,345	119,626	(b)
Avis Budget Rental Car Funding AESOP II LLC, 2012-2A A	2.802%	5/20/18	8,955,000	9,261,118	(a)
Avis Budget Rental Car Funding AESOP II LLC, 2012-3A A	2.100%	3/20/19	5,900,000	5,930,804	(a)
Avis Budget Rental Car Funding AESOP LLC, 2013-1A A	1.920%	9/20/19	5,700,000	5,641,028	(a)
Avis Budget Rental Car Funding AESOP LLC, 2013-2A A	2.970%	2/20/20	2,870,000	2,948,802	(a)
Avis Budget Rental Car Funding AESOP LLC, 2014-1A A	2.460%	7/20/20	12,260,000	12,162,349	(a)
Bear Stearns Asset-Backed Securities Trust, 2004-SD3 A3	0.724%	9/25/34	66,653	64,837	(b)
Bear Stearns Asset-Backed Securities Trust, 2005-CL1 A1	0.654%	9/25/34	3,805,301	3,615,907	(b)
Bear Stearns Asset-Backed Securities Trust, 2006-1 A	0.434%	2/25/36	349,505	344,749	(b)
Brazos Student Loan Finance Corp., 2009-1 AS	2.739%	12/27/39	7,100,000	7,884,678	(b)
CDC Mortgage Capital Trust, 2002-HE1 A	0.774%	1/25/33	254,699	246,064	(b)
CDC Mortgage Capital Trust, 2004-HE3 M1	1.069%	11/25/34	169,557	161,590	(b)
CIT Group Home Equity Loan Trust, 2003-1 A4	3.930%	3/20/32	677,963	688,842
Contimortgage Home Equity Trust, 1997-4 B1F	7.330%	10/15/28	403,331	409,446
Countrywide Asset-Backed Certificates, 2002-BC1	0.814%	4/25/32	92,424	61,338	(b)
Countrywide Asset-Backed Certificates, 2003-1	0.834%	6/25/33	127,617	108,034	(b)
Countrywide Asset-Backed Certificates, 2003-BC3 A2	0.774%	9/25/33	470,971	444,528	(b)
Countrywide Asset-Backed Certificates, 2004-15	4.614%	12/25/32	1,047,584	1,033,657	(b)
Countrywide Asset-Backed Certificates, 2006-SD4 A1	0.494%	12/25/36	138,824	79,293	(a)(b)
Countrywide Home Equity Loan Trust, 2004-I A	0.442%	2/15/34	183,806	162,178	(b)
Countrywide Home Equity Loan Trust, 2006-E 2A	0.292%	7/15/36	142,288	111,579	(b)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.305%	11/15/36	1,244,864	1,049,964	(b)
Countrywide Home Equity Loan Trust, 2006-I 2A	0.292%	1/15/37	14,804,976	13,112,663	(b)
Countrywide Home Equity Loan Trust, 2007-B A	0.302%	2/15/37	13,404,462	11,959,635	(b)
Education Funding Capital Trust, 2004-1 A4	1.654%	6/15/43	4,600,000	4,520,245	(b)
EFS Volunteer No. 2 LLC, 2012-1 A2	1.506%	3/25/36	200,000	205,365	(a)(b)
EFS Volunteer No. 3 LLC, 2012-1 A3	1.156%	4/25/33	6,650,000	6,704,616	(a)(b)
EMC Mortgage Loan Trust, 2002-B A1	0.804%	2/25/41	242,542	221,413	(a)(b)
Fairbanks Capital Mortgage Loan Trust, 1999-1 A	1.354%	5/25/28	264,749	247,290	(a)(b)
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN	0.394%	10/25/34	21,205,679	19,303,432	(a)(b)
GMAC Mortgage Corp. Loan Trust, 2006-HE1 A	0.364%	11/25/36	124,118	98,523	(b)
Green Tree Financial Corp., 1992-2 B	9.150%	1/15/18	8,199	1,023
Green Tree Financial Corp., 1993-2	8.000%	7/15/18	31,486	31,623
Green Tree Financial Corp., 1996-5 B1	8.100%	7/15/26	372,629	15,598	(b)
Green Tree Home Improvement Loan Trust, 1996-A	7.400%	2/15/26	36,484	36,304
Greenpoint Manufactured Housing, 1999-2 A2	2.913%	3/18/29	6,850,000	5,966,488	(b)
Greenpoint Manufactured Housing, 1999-3 2A2	3.542%	6/19/29	2,925,000	2,448,942	(b)
Greenpoint Manufactured Housing, 1999-4 A2	3.655%	2/20/30	2,800,000	2,323,971	(b)
Greenpoint Manufactured Housing, 2001-2 IA2	3.656%	2/20/32	4,150,000	3,777,181	(b)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.654%	3/13/32	6,650,000	5,948,505	(b)
GSAA Home Equity Trust, 2005-6 A3	0.524%	6/25/35	8,738,642	8,243,380	(b)
GSAA Home Equity Trust, 2007-6 A4	0.454%	5/25/47	18,566,803	13,217,429	(b)
GSRPM Mortgage Loan Trust, 2007-1 A	0.554%	10/25/46	10,606,563	7,763,357	(a)(b)
Hertz Vehicle Financing LLC, 2013-1A A2	1.830%	8/25/19	9,350,000	9,224,747	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - 4.6% (continued)
HLSS Servicer Advance Receivables Backed Notes, 2013-T5 AT5	1.979%	8/15/46	9,310,000	$9,340,723	(a)
HLSS Servicer Advance Receivables Backed Notes, 2013-T7 B7	2.229%	11/15/46	5,000,000	4,986,500	(a)
Indymac Home Equity Loan Asset-Backed Trust, 2001-A	0.414%	3/25/31	51,492	42,470	(b)
Indymac Seconds Asset Backed Trust, 2006-A A	0.414%	6/25/36	437,836	108,291	(b)
Lehman XS Trust, 2005-5N 3A1A	0.454%	11/25/35	4,503,604	3,919,604	(b)
Lehman XS Trust, 2006-2N 1A1	0.414%	2/25/46	24,423,014	18,098,723	(b)
Lehman XS Trust, 2006-4N A2A	0.374%	4/25/46	3,926,458	2,867,744	(b)
Lehman XS Trust, 2007-6 3A6	5.346%	5/25/37	62,543,222	45,820,665	(b)
Long Beach Mortgage Loan Trust, 2004-6 A3	1.454%	11/25/34	10,996,289	10,906,120	(b)
Long Beach Mortgage Loan Trust, 2006-9 2A3	0.314%	10/25/36	5,015,347	2,369,265	(b)
Morgan Stanley ABS Capital I, 2003-HE3 M1	1.174%	10/25/33	884,475	820,418	(b)
Morgan Stanley Mortgage Loan Trust, 2006-4SL A1	0.454%	3/25/36	188,101	76,531	(b)
Nelnet Student Loan Corp., 2004-2A A5B	1.090%	2/25/39	400,000	382,755	(b)
Nelnet Student Loan Trust, 2004-4 A5	0.399%	1/25/37	83,321	82,484	(b)
Northstar Education Finance Inc., 2007-1 A6	1.188%	1/29/46	12,175,000	11,104,903	(b)
Northstar Education Finance Inc., Student Loan Asset Backed Note	1.277%	1/29/46	6,475,000	5,905,621	(b)
Novastar Home Equity Loan, 2003-3 A2C	1.214%	12/25/33	102,949	96,072	(b)
Option One Mortgage Loan Trust, 2002-6 A2	0.954%	11/25/32	809,241	750,046	(b)
Option One Mortgage Loan Trust, 2003-1 A2	0.994%	2/25/33	56,936	52,653	(b)
Origen Manufactured Housing, 2006-A A2	2.803%	10/15/37	29,491,874	25,251,553	(b)
Origen Manufactured Housing, 2007-A A2	2.450%	4/15/37	15,019,317	12,613,802	(b)
Origen Manufactured Housing Contract Trust, 2005-B	5.990%	1/15/37	1,119,951	1,169,591
Origen Manufactured Housing Contract Trust, 2005-B	6.480%	1/15/37	1,345,856	1,437,613
Ownit Mortgage Loan Asset-Backed Certificates, 2004-1 M2	1.954%	7/25/35	9,968,162	9,276,222	(b)
Pegasus Aviation Lease Securitization, 2000-1 A2	8.370%	3/25/30	4,475,000	1,443,187	(a)
Provident Bank Home Equity Loan Trust, 2002-2 A2	0.694%	8/25/31	150,415	97,788	(b)
RAAC, 2007-RP2 M1	1.129%	2/25/46	10,000,000	4,329,500	(a)(b)
RAAC Series, 2007-RP3 A	0.534%	10/25/46	7,299,997	6,215,670	(a)(b)
Renaissance Home Equity Loan Trust, 2003-1 A	1.014%	6/25/33	30,496	28,718	(b)
Renaissance Home Equity Loan Trust, 2003-3 A	0.654%	12/25/33	179,476	175,401	(b)
Renaissance Home Equity Loan Trust, 2003-4 A3	0.774%	3/25/34	9,381,554	8,705,716	(b)
Renaissance Home Equity Loan Trust, 2005-1	0.484%	5/25/35	1,326,199	1,134,989	(b)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	16,500,000	12,337,264
Residential Asset Mortgage Products Inc., 2003-RS4 AIIB	0.814%	5/25/33	443,790	390,671	(b)
Residential Asset Mortgage Products Inc., 2003-RS7 MII1	1.279%	8/25/33	3,020,646	2,650,028	(b)
Residential Funding Mortgage Securities II, 2003-HS3	0.444%	8/25/33	39,883	36,340	(b)
Residential Funding Securities Corp., 2002-RP2 A1	1.654%	10/25/32	2,923,050	2,659,301	(a)(b)
SACO I Trust, 2006-3 A3	0.614%	4/25/36	1,013,077	1,310,163	(b)
SACO I Trust, 2006-5 1A	0.454%	4/25/36	87,155	124,048	(b)
SACO I Trust, 2006-6 A	0.414%	6/25/36	131,123	193,380	(b)
Saxon Asset Securities Trust, 2002-3 M1	1.279%	12/25/32	1,042,198	957,101	(b)
Saxon Asset Securities Trust, 2003-3 M1	1.129%	12/25/33	7,303,706	6,840,936	(b)
Saxon Asset Securities Trust, 2005-1 M1	0.844%	5/25/35	721,085	673,016	(b)
SLM Student Loan Trust, 2004-3 A5	0.409%	7/25/23	19,924,981	19,778,692	(b)
SLM Student Loan Trust, 2005-04 A3	0.359%	1/25/27	100,000	98,268	(b)
SLM Student Loan Trust, 2006-5 A5	0.349%	1/25/27	14,430,000	14,250,375	(b)
SLM Student Loan Trust, 2012-06 A3	0.904%	5/26/26	2,500,000	2,528,715	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - 4.6% (continued)
SLM Student Loan Trust, 2013-M1 M1	3.500%	10/28/29	10,467,808	$10,310,791	(a)
Southern Pacific Secured Assets Corp., 1998-2 A1	0.494%	7/25/29	8,092	7,184	(b)
Structured Asset Investment Loan Trust, 2005-HE1 M2	0.874%	7/25/35	8,514,970	6,601,997	(b)
Structured Asset Securities Corp., 2005-SC1 1A2	7.980%	5/25/31	395,727	349,808	(a)(b)
Structured Asset Securities Corp., 2006-ARS1 A1	0.374%	2/25/36	1,161,286	79,130	(a)(b)
UCFC Home Equity Loan, 1998-C	5.935%	1/15/30	400	401

TOTAL ASSET-BACKED SECURITIES (Cost - $438,620,711)				457,811,794

COLLATERALIZED MORTGAGE OBLIGATIONS - 17.0%
ACRE Commercial Mortgage Trust	3.155%	6/15/30	2,351,000	2,364,267	(a)(b)
ACRE Commercial Mortgage Trust	4.555%	6/15/30	6,446,000	6,494,474	(a)(b)
American Home Mortgage Assets, 2006-3 3A12	0.344%	10/25/46	10,364,198	7,486,682	(b)
Banc of America Alternative Loan Trust, 2004-11 2CB1	6.000%	12/25/34	15,307,250	15,502,203
Banc of America Commercial Mortgage Inc., 2006-1 AM	5.421%	9/10/45	3,669,000	3,926,223	(b)
Banc of America Commercial Mortgage Trust, 2006-5 AM	5.448%	9/10/47	1,600,000	1,713,811
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.792%	4/10/49	3,070,000	2,981,931	(b)
Banc of America Funding Corp., 2003-1 A1	6.000%	5/20/33	60,668	63,493
Banc of America Funding Corp., 2004-B 3A2	2.823%	12/20/34	157,078	91,293	(b)
Banc of America Funding Corp., 2005-F 2A1	2.841%	9/20/35	9,999,972	7,586,669	(b)
Banc of America Mortgage Securities Inc., 2004-K 4A1	5.169%	12/25/34	96,122	95,488	(b)
BCAP LLC Trust, 2009-RR4 8A2	2.940%	9/26/35	4,430,223	3,080,724	(a)(b)
BCAP LLC Trust, 2010-RR06 4A13	2.940%	9/26/35	3,626,871	2,549,723	(a)(b)
Bear Stearns ARM Trust, 2005-12 11A1	2.574%	2/25/36	321,250	253,895	(b)
Bear Stearns Asset-Backed Securities I Trust, 2006-AC2 1A2	22.986%	3/25/36	3,688,269	4,136,552	(b)
Bear Stearns Asset-Backed Securities Trust, 2005-AC9 A4	16.491%	12/25/35	1,388,856	1,645,324	(b)
Bear Stearns Asset-Backed Securities Trust, 2006-AC4 A2	32.915%	7/25/36	2,504,344	3,877,634	(b)
Bear Stearns Asset-Backed Securities Trust, 2007-AC4 A2	24.660%	2/25/37	5,435,518	6,394,964	(b)
Bear Stearns Commercial Mortgage Securities, 2007-PW16 AJ	6.082%	6/11/40	2,800,000	2,816,472	(b)
Bear Stearns Commercial Mortgage Securities Trust, 2007-PW17 AJ	5.888%	6/11/50	4,100,000	4,103,809	(b)
Bear Stearns Commercial Mortgage Securities Trust, 2007-PW18 AMA	6.087%	6/11/50	4,933,000	5,512,080	(b)
CD Commercial Mortgage Trust, 2006-CD2 AJ	5.573%	1/15/46	9,640,000	8,844,989	(b)
CD Commercial Mortgage Trust, 2006-CD2 AM	5.534%	1/15/46	2,500,000	2,674,875	(b)
CD Commercial Mortgage Trust, 2006-CD3 AJ	5.688%	10/15/48	5,640,000	5,415,861
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	8,100,000	6,101,519	(b)
Chevy Chase Mortgage Funding Corp., 2005-4A A1	0.354%	10/25/36	871,385	763,900	(a)(b)
Citigroup Commercial Mortgage Trust, 2006-C5 AJ	5.482%	10/15/49	4,520,000	4,531,580
Citigroup Commercial Mortgage Trust, 2008-C7 AJA	6.341%	12/10/49	2,160,000	2,063,513	(b)
Citigroup Mortgage Loan Trust Inc., 2005-05	1.592%	8/25/35	136,526	102,573	(b)
Citigroup Mortgage Loan Trust Inc., 2005-10 1A1A	2.784%	12/25/35	188,604	142,988	(b)
Citigroup Mortgage Loan Trust Inc., 2005-HE2 A	0.554%	5/25/35	773,952	767,280	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2006-AR9 1A3	0.394%	11/25/36	37,346,000	32,861,978	(b)
Citigroup Mortgage Loan Trust Inc., 2006-AR9 1A4	0.394%	11/25/36	8,964,128	7,643,774	(b)
COBALT CMBS Commercial Mortgage Trust, 2007-C2 AMFX	5.526%	4/15/47	5,445,000	5,985,895	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 17.0% (continued)
Commercial Mortgage Pass-Through Certificates, 2012-CR3 A3	2.822%	10/15/45	960,000	$918,633
Commercial Mortgage Pass-Through Certificates, 2013-CR11 AM	4.715%	10/10/46	7,275,000	7,757,056	(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 A4	4.046%	10/10/46	3,170,000	3,274,455
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	3,413,000	3,511,782
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	1,470,000	1,520,955	(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.256%	10/10/46	730,000	754,908	(b)
Commercial Mortgage Pass-Through Certificates, 2013-WWP A2	3.424%	3/10/31	4,770,000	4,678,426	(a)
Countrywide Alternative Loan Trust, 2003-20CB 1A1	5.500%	10/25/33	9,468,186	10,150,842
Countrywide Alternative Loan Trust, 2004-33 2A1	2.647%	12/25/34	26,168	25,989	(b)
Countrywide Alternative Loan Trust, 2005-44 1A1	0.484%	10/25/35	13,006,266	10,550,318	(b)
Countrywide Alternative Loan Trust, 2005-62 1A1	0.454%	12/25/35	10,116,221	8,351,072	(b)
Countrywide Alternative Loan Trust, 2006-006CB 1A4	5.500%	5/25/36	7,754,924	6,869,366
Countrywide Alternative Loan Trust, 2006-041CB 2A12	6.000%	1/25/37	33,270,346	28,637,650
Countrywide Alternative Loan Trust, 2006-043CB 1A10	6.000%	2/25/37	23,902,669	19,420,799
Countrywide Alternative Loan Trust, 2006-0A01 2A1	0.362%	3/20/46	181,387	134,267	(b)
Countrywide Alternative Loan Trust, 2006-0A02 A5	0.382%	5/20/46	4,127,790	2,571,568	(b)
Countrywide Alternative Loan Trust, 2006-0A09 2A1B	0.352%	7/20/46	380,555	233,262	(b)
Countrywide Alternative Loan Trust, 2006-0A10 4A1	0.344%	8/25/46	433,477	317,661	(b)
Countrywide Alternative Loan Trust, 2006-0A17 1A1A	0.347%	12/20/46	1,875,191	1,357,695	(b)
Countrywide Home Loan Mortgage Pass Through Trust, 2006-HYB1 2A1	2.411%	3/20/36	101,840	90,434	(b)
Countrywide Home Loans, 2005-R3 AF	0.554%	9/25/35	3,832,636	3,458,682	(a)(b)
Countrywide Home Loans, 2006-0A5 1A1	0.354%	4/25/46	2,971,399	2,405,748	(b)
Countrywide Home Loans, 2006-R1 AF2	0.524%	1/25/36	6,236,812	5,454,965	(a)(b)
Countrywide Home Loans, 2006-R2 AS, IO	5.648%	7/25/36	46,594,113	6,333,445	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R1 1AF1	0.514%	3/25/35	2,800,591	2,476,493	(a)(b)
Countrywide Home Loans Pass-Through Certificates, 2006-HYB3 2A1A	2.586%	5/20/36	516,437	447,439	(b)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	5.982%	6/15/38	2,270,000	2,260,471	(b)
Credit Suisse Commercial Mortgage Trust, 2007-C2 AJ	5.749%	1/15/49	4,640,000	4,465,861	(b)
Credit Suisse Commercial Mortgage Trust, 2007-C2 AM	5.615%	1/15/49	10,048,000	10,836,326	(b)
Credit Suisse First Boston Mortgage Securities Corp., 2005-9 4A1	19.101%	10/25/35	3,137,620	4,088,237	(b)
Credit Suisse Mortgage Capital Certificates, 2007-C1 A3	5.383%	2/15/40	131,072	141,261
Credit Suisse Mortgage Trust, 2013-11R 2A3	26.929%	5/27/34	11,659,275	16,259,349	(a)(b)
DBUBS Mortgage Trust, 2011-LC3A XA, IO	1.564%	8/10/44	767,854	23,691	(a)(b)
Deutsche Mortgage Securities Inc., 2004-4 7AR2	0.604%	6/25/34	113,841	103,988	(b)
Downey Savings & Loan Association Mortgage Loan Trust, 2004-AR1 A2A	0.972%	9/19/44	190,056	185,859	(b)
Extended Stay America Trust, 2013-ESH7 A27	2.958%	12/5/31	3,520,000	3,492,382	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 17.0% (continued)
Federal Home Loan Mortgage Corp. (FHLMC), -4097 SG Remics IO	5.998%	8/15/32	2,152,343	$443,656	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 283 IO, IO	3.500%	10/15/27	1,009,961	157,968
Federal Home Loan Mortgage Corp. (FHLMC), 2957 ZA, PAC	5.000%	3/15/35	25,183,538	27,371,585
Federal Home Loan Mortgage Corp. (FHLMC), 3242 SC, IO	6.138%	11/15/36	3,984,350	592,034	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3349 AS, IO	6.348%	7/15/37	1,814,910	296,583	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3368 AI, IO	5.878%	9/15/37	4,879,413	709,181	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3621 SB, IO	6.078%	1/15/40	8,780,802	1,332,496	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3639 EY	5.000%	2/15/30	11,624,946	12,551,826
Federal Home Loan Mortgage Corp. (FHLMC), 3641 Z	5.500%	2/15/36	39,854,418	43,544,379
Federal Home Loan Mortgage Corp. (FHLMC), 3768 MB PAC	4.000%	12/15/39	27,950,934	29,204,002
Federal Home Loan Mortgage Corp. (FHLMC), 3806 CZ	5.500%	7/15/34	30,395,490	32,748,618
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO	5.798%	10/15/41	24,951,998	4,953,957	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3997 SK, IO, PAC-1	6.448%	11/15/41	13,476,428	2,399,091	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4054 SA, IO	5.898%	8/15/39	9,781,908	1,314,376	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4060 JS, IO	5.848%	6/15/42	10,057,158	1,944,089	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4063 S, IO	5.798%	6/15/42	3,538,364	705,744	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4076 SW, IO	5.898%	7/15/42	2,445,728	545,539	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4092 AI, IO	3.000%	9/15/31	10,341,699	1,470,977
Federal Home Loan Mortgage Corp. (FHLMC), 4097 ST, IO	5.898%	8/15/42	3,596,864	802,200	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4119 IN, IO	3.500%	10/15/32	10,156,625	1,970,170
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SE, IO	5.998%	11/15/42	2,849,613	617,431	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SJ, IO	5.998%	11/15/42	2,749,312	637,007	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SQ, IO	5.998%	11/15/42	4,552,634	991,740	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4146 DI, IO	3.000%	12/15/31	7,486,832	1,092,857
Federal Home Loan Mortgage Corp. (FHLMC), 4174 SA, IO	6.048%	5/15/39	22,736,557	4,359,610	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC	6.098%	9/15/42	6,761,903	1,339,642	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4239 IO, IO	3.500%	6/15/27	12,238,804	1,708,386
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	28,056,977	31,300,195
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, IO	1.664%	7/25/21	47,466,427	4,570,257	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 17.0% (continued)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K006 AX1, IO	1.043%	1/25/20	32,616,948	$1,585,151	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.196%	4/25/20	78,468,148	4,185,805	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K008 X1, IO	1.663%	6/25/20	39,269,600	3,046,614	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K009 X1, IO	1.487%	8/25/20	13,578,062	956,384	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K016 X1, IO	1.573%	10/25/21	27,577,414	2,596,800	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K017 X1, IO	1.444%	12/25/21	22,142,595	1,891,310	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K024 X1, IO	0.902%	9/25/22	19,059,605	1,117,427	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.375%	6/25/21	40,205,790	2,902,858	(b)
Federal National Mortgage Association (FNMA), 2006-104 IC, IO	6.446%	11/25/36	10,514,948	2,170,536	(b)
Federal National Mortgage Association (FNMA), 2010-027 AS, IO	6.326%	4/25/40	7,410,137	1,123,626	(b)
Federal National Mortgage Association (FNMA), 2010-075 PU PAC	4.500%	4/25/39	17,832,267	18,397,907
Federal National Mortgage Association (FNMA), 2010-100 CS, IO	6.496%	9/25/40	7,046,182	1,191,491	(b)
Federal National Mortgage Association (FNMA), 2010-123 PM, PAC	4.000%	7/25/40	19,331,985	20,311,305
Federal National Mortgage Association (FNMA), 2010-142 SM, IO	6.376%	12/25/40	993,890	123,083	(b)
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	930,308	1,057,556
Federal National Mortgage Association (FNMA), 2011-059 SW, IO	6.486%	7/25/41	5,427,519	897,073	(b)
Federal National Mortgage Association (FNMA), 2011-099 KS, IO	6.546%	10/25/26	4,251,567	728,385	(b)
Federal National Mortgage Association (FNMA), 2011-117 LS, IO	6.446%	10/25/40	4,609,241	788,186	(b)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	10,000,674	11,112,239
Federal National Mortgage Association (FNMA), 2012-046 BA	6.000%	5/25/42	13,738,771	15,130,385
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	28,698,438	31,840,889
Federal National Mortgage Association (FNMA), 2012-070 IW, IO	3.000%	2/25/27	3,306,608	380,764
Federal National Mortgage Association (FNMA), 2012-070 YS, IO	6.496%	2/25/41	4,502,813	830,921	(b)
Federal National Mortgage Association (FNMA), 2012-074 AI, IO	3.000%	7/25/27	12,185,580	1,474,127
Federal National Mortgage Association (FNMA), 2012-074 OA, PO	0.000%	3/25/42	1,272,886	1,084,346
Federal National Mortgage Association (FNMA), 2012-074 SA, IO	6.496%	3/25/42	15,033,101	2,310,006	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 17.0% (continued)
Federal National Mortgage Association (FNMA), 2012-075 AO, PO	0.000%	3/25/42	808,006	$688,330
Federal National Mortgage Association (FNMA), 2012-075 DS, IO	5.796%	7/25/42	25,874,244	5,265,310	(b)
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	6.446%	7/25/42	2,337,754	422,931	(b)
Federal National Mortgage Association (FNMA), 2012-093 IB, IO	3.000%	9/25/27	9,846,281	1,206,805
Federal National Mortgage Association (FNMA), 2012-093 SG, IO	5.946%	9/25/42	6,075,730	1,286,987	(b)
Federal National Mortgage Association (FNMA), 2012-093 UI, IO	3.000%	9/25/27	1,721,223	211,166
Federal National Mortgage Association (FNMA), 2012-111 JS, IO	5.946%	7/25/40	12,277,983	2,346,862	(b)
Federal National Mortgage Association (FNMA), 2012-120 ES, IO	6.046%	11/25/39	23,714,491	4,286,833	(b)
Federal National Mortgage Association (FNMA), 2012-124 SE, IO	5.996%	11/25/42	6,742,637	1,466,127	(b)
Federal National Mortgage Association (FNMA), 2012-128 SL, IO	5.996%	11/25/42	5,292,201	1,214,542	(b)
Federal National Mortgage Association (FNMA), 2012-128 SQ, IO	5.996%	11/25/42	7,940,014	1,803,422	(b)
Federal National Mortgage Association (FNMA), 2012-133 CS, IO	5.996%	12/25/42	8,984,679	1,907,320	(b)
Federal National Mortgage Association (FNMA), 2012-133 SA, IO	5.996%	12/25/42	2,825,061	638,654	(b)
Federal National Mortgage Association (FNMA), 2012-134 MS, IO	5.996%	12/25/42	7,810,916	1,885,034	(b)
Federal National Mortgage Association (FNMA), 2012-134 SK, IO	5.996%	12/25/42	6,449,919	1,353,400	(b)
Federal National Mortgage Association (FNMA), 2012-139 DI, IO	3.000%	12/25/27	13,712,836	1,766,866
Federal National Mortgage Association (FNMA), 2013-009 BC	6.500%	7/25/42	23,744,415	26,476,138
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	55,184,842	61,158,105
Federal National Mortgage Association (FNMA), 2013-009 SA, IO	5.996%	3/25/42	16,353,625	2,437,758	(b)
Federal National Mortgage Association (FNMA), 2013-026 HI, IO	3.000%	4/25/32	12,323,608	1,692,941
Federal National Mortgage Association (FNMA), 2013-067 KS, IO	5.946%	7/25/43	6,102,753	1,348,760	(b)
Federal National Mortgage Association (FNMA), 2013-070 JZ	3.000%	7/25/43	16,267,485	12,628,139
Federal National Mortgage Association (FNMA), 384 14, IO	5.500%	1/25/40	2,945,405	533,184
Federal National Mortgage Association (FNMA), 390 C3, IO	6.000%	7/25/38	4,857,976	831,749
Federal National Mortgage Association (FNMA), 407 22, IO	5.000%	1/25/39	1,895,743	355,265
Federal National Mortgage Association (FNMA), 407 23, IO	5.000%	1/25/39	977,620	157,034	(b)
Federal National Mortgage Association (FNMA), 407 27, IO	5.500%	1/25/39	903,337	149,812	(b)
Federal National Mortgage Association (FNMA), 407 34, IO	5.000%	1/25/38	1,177,228	179,839
Federal National Mortgage Association (FNMA), 407 41, IO	6.000%	1/25/38	5,668,460	984,810
Federal National Mortgage Association (FNMA), 409 C01, IO	3.000%	11/25/26	15,420,965	1,696,623

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 17.0% (continued)
Federal National Mortgage Association (FNMA), 409 C02, IO	3.000%	4/25/27	695,675	$86,175
Federal National Mortgage Association (FNMA), 409 C15, IO	4.000%	11/25/39	1,716,168	372,658
Federal National Mortgage Association (FNMA), 409 C18, IO	4.000%	4/25/42	8,171,553	2,026,253
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	12,916,751	2,835,271
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	5,872,388	1,248,363
First Horizon Alternative Mortgage Securities, 2006-FA8 1A8	0.524%	2/25/37	175,133	113,052	(b)
Government National Mortgage Association (GNMA), 2006-016 GS, IO	6.838%	4/20/36	1,851,122	289,489	(b)
Government National Mortgage Association (GNMA), 2009-106 SC, IO, PAC	6.198%	11/20/39	5,238,630	862,651	(b)
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1	6.348%	3/20/39	3,723,082	540,032	(b)
Government National Mortgage Association (GNMA), 2010-042 BS, IO	6.328%	4/20/40	1,870,164	337,418	(b)
Government National Mortgage Association (GNMA), 2010-042 PC, PAC	5.000%	7/20/39	7,100,000	7,653,083
Government National Mortgage Association (GNMA), 2010-047 XN, IO	6.398%	4/16/34	1,166,024	64,022	(b)
Government National Mortgage Association (GNMA), 2010-059 PB, PAC	4.500%	7/20/39	14,600,000	15,626,117
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	6.498%	1/20/40	1,197,459	196,528	(b)
Government National Mortgage Association (GNMA), 2010-086 PB, PAC	4.500%	10/20/39	40,000,000	42,520,080
Government National Mortgage Association (GNMA), 2010-101 NI, IO, PAC	5.000%	11/20/36	8,218,283	626,287
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	30,000,000	32,945,070
Government National Mortgage Association (GNMA), 2010-118, IO	0.972%	4/16/53	12,292,197	585,477	(b)
Government National Mortgage Association (GNMA), 2010-H10 FC	1.154%	5/20/60	1,138,734	1,153,981	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF	0.506%	8/20/58	2,743,436	2,725,019	(b)
Government National Mortgage Association (GNMA), 2010-H27 FA	0.536%	12/20/60	525,712	520,553	(b)
Government National Mortgage Association (GNMA), 2010-H28 FE	0.556%	12/20/60	13,329,350	13,196,123	(b)
Government National Mortgage Association (GNMA), 2011-135 D	5.000%	4/16/40	21,900,000	23,937,226
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	247,186	30,217
Government National Mortgage Association (GNMA), 2011-H06 FA	0.606%	2/20/61	3,384,246	3,362,225	(b)
Government National Mortgage Association (GNMA), 2011-H08 FG	0.636%	3/20/61	12,541,544	12,477,657	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF	0.656%	3/20/61	9,844,827	9,802,415	(b)
Government National Mortgage Association (GNMA), 2012-066 CI, IO	3.500%	2/20/38	15,671,488	2,260,912
Government National Mortgage Association (GNMA), 2012-081 AI, IO	3.500%	4/20/27	8,214,138	796,210
Government National Mortgage Association (GNMA), 2012-098 SA, IO	5.948%	8/16/42	10,460,441	1,673,276	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 17.0% (continued)
Government National Mortgage Association (GNMA), 2012-100 IO, IO	0.826%	8/16/52	30,734,001	$2,007,483	(b)
Government National Mortgage Association (GNMA), 2013-152 HS, IO, PAC	6.548%	6/20/43	17,734,993	3,736,387	(b)
Government National Mortgage Association (GNMA), 2013-153 AB	2.900%	6/16/44	12,437,801	12,619,044	(b)
Government National Mortgage Association (GNMA), 2013-154 AB	2.900%	2/16/44	37,525,674	38,071,447	(b)
Government National Mortgage Association (GNMA), 2013-178 A	2.250%	3/16/35	12,891,761	12,899,264
Government National Mortgage Association (GNMA), 2013-178 IO, IO	0.947%	6/16/55	32,092,183	2,095,267	(b)
Government National Mortgage Association (GNMA), 2013-193 AB	2.000%	12/16/49	15,857,253	15,768,453
GreenPoint Mortgage Funding Trust, 2005-AR4 1A2A	0.474%	10/25/45	4,474,831	3,331,239	(b)
Greenpoint Mortgage Funding Trust, 2005-AR5 2A2	0.000%	11/25/46	3,126,379	2,688,686	(b)
Greenpoint Mortgage Funding Trust, 2006-AR3 3A1	0.384%	4/25/36	2,178,638	1,545,415	(b)
Greenwich Capital Commercial Funding Corp., 2006-GG7 AM	6.015%	7/10/38	3,065,000	3,336,240	(b)
GS Mortgage Securities Corp. II, 2011-GC5 X4, IO	1.879%	8/10/44	299,531	20,393	(a)(b)
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	5,000,000	4,950,630
GS Mortgage Securities Trust, 2012-ALOH A	3.551%	4/10/34	1,900,000	1,913,676	(a)
GS Mortgage Securities Trust, 2013-GC16 A4	4.271%	11/10/46	9,600,000	10,129,037
GS Mortgage Securities Trust, 2013-GC16 AS	4.649%	11/10/46	6,783,000	7,215,905
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	5,462,000	5,821,569	(b)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.504%	3/25/35	11,418,866	9,983,195	(a)(b)
GSMPS Mortgage Loan Trust, 2005-RP3 1AF	0.504%	9/25/35	24,865,850	21,230,040	(a)(b)
GSR Mortgage Loan Trust, 2005-AR7 1A1	2.789%	11/25/35	1,735,114	1,585,785	(b)
HarborView Mortgage Loan Trust, 2005-3	0.392%	6/19/35	9,576,285	8,332,459	(b)
HarborView Mortgage Loan Trust, 2005-7 1A1	2.618%	6/19/45	3,833,709	2,557,406	(b)
HarborView Mortgage Loan Trust, 2006-02	2.687%	2/25/36	2,369,670	1,858,042	(b)
HarborView Mortgage Loan Trust, 2006-07 2A1A	0.352%	9/19/46	2,582,657	1,997,334	(b)
HarborView Mortgage Loan Trust, 2006-13 A	0.332%	11/19/46	424,756	331,493	(b)
HarborView Mortgage Loan Trust, 2007-4 2A1	0.372%	7/19/47	517,090	439,814	(b)
IMPAC CMB Trust, 2003-4 1A1	0.794%	10/25/33	48,794	48,680	(b)
IMPAC CMB Trust, 2005-7 A1	0.414%	11/25/35	6,575,847	5,010,795	(b)
IMPAC CMB Trust, 2007-A A	0.404%	5/25/37	11,449,240	11,134,203	(b)
IMPAC Secured Assets Corp., 2005-1 5A1	0.424%	7/25/35	40,207	25,782	(b)
IMPAC Secured Assets Corp., 2006-2 2A1	0.504%	8/25/36	1,603,100	1,568,712	(b)
Indymac Index Mortgage Loan Trust, 2005-AR1 1A1	2.467%	3/25/35	191,061	188,321	(b)
Indymac Index Mortgage Loan Trust, 2006-AR02 1A1B	0.364%	4/25/46	9,736,391	7,694,105	(b)
Indymac Index Mortgage Loan Trust, 2006-AR06 2A1A	0.354%	6/25/47	382,053	293,508	(b)
Indymac Index Mortgage Loan Trust, 2006-AR15 A1	0.274%	7/25/36	136,337	104,090	(b)
Indymac Index Mortgage Loan Trust, 2007-AR15 2A1	4.459%	8/25/37	434,462	365,849	(b)
Indymac INDX Mortgage Loan Trust, 2005-AR09 1A1	2.417%	7/25/35	80,739	59,851	(b)
Indymac INDX Mortgage Loan Trust, 2005-AR13	2.432%	8/25/35	371,668	286,944	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 AS	4.420%	11/15/45	7,700,000	8,066,212
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.251%	11/15/45	3,120,000	3,272,721	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 17.0% (continued)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.050%	1/15/47	1,602,000	$1,694,656	(b)
JPMorgan Chase Commercial Mortgage Securities Corp., 2006-LDP9 A3	5.336%	5/15/47	11,990,000	13,090,322
JPMorgan Chase Commercial Mortgage Securities Corp., 2007-CB20 AM	6.085%	2/12/51	4,115,000	4,647,913	(b)
JPMorgan Chase Commercial Mortgage Securities Corp., 2007-CB20 AMFX	5.930%	2/12/51	1,550,000	1,747,636	(b)
JPMorgan Chase Commercial Mortgage Securities Corp., 2011-C5 A3	4.171%	8/15/46	558,000	591,974
JPMorgan Chase Commercial Mortgage Securities Corp., 2013-INN A	1.552%	10/15/30	11,800,000	11,807,552	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Corp., 2013-INN C	2.702%	10/15/30	9,270,000	9,286,528	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.025%	4/15/45	3,870,000	3,968,882	(b)
LB Commercial Conduit Mortgage Trust, 2007-C3 AM	6.080%	7/15/44	4,670,000	5,215,792	(b)
LB-UBS Commercial Mortgage Trust, 2001-C3 X, IO, STRIPS	0.574%	6/15/36	859,701	2,155	(a)(b)(f)
LB-UBS Commercial Mortgage Trust, 2007-C7 AM	6.370%	9/15/45	4,896,000	5,581,670	(b)
Luminent Mortgage Trust, 2006-4 A1A	0.344%	5/25/46	328,744	247,003	(b)
Luminent Mortgage Trust, 2006-7 2A1	0.324%	12/25/36	2,890,281	2,228,083	(b)
MASTR Adjustable Rate Mortgages Trust, 2004-15 1A1	3.180%	12/25/34	17,702	17,691	(b)
MASTR Adjustable Rate Mortgages Trust, 2004-6 5A1	2.668%	7/25/34	610,727	603,092	(b)
MASTR Adjustable Rate Mortgages Trust, 2006-0A1 1A1	0.364%	4/25/46	309,717	232,174	(b)
MASTR Adjustable Rate Mortgages Trust, 2006-2 3A1	2.633%	1/25/36	1,051,547	1,027,918	(b)
MASTR ARM Trust, 2004-4 3A1	2.205%	5/25/34	916,009	919,177	(b)
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	2,660,599	2,725,786	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	4,104,369	4,232,409	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F	0.504%	5/25/35	4,209,515	3,578,715	(a)(b)
MASTR Reperforming Loan Trust, 2006-1 1A1F	0.514%	7/25/35	40,033,581	34,752,672	(a)(b)
Merrill Lynch Mortgage Trust, 2006-C2 AJ	5.802%	8/12/43	10,650,000	10,745,658	(b)
Merrill Lynch Mortgage Trust, 2007-C1 A4	6.032%	6/12/50	3,110,000	3,460,068	(b)
Merrill Lynch/Countrywide Commercial Mortgage Trust, 2007-8 A3	6.091%	8/12/49	920,000	1,027,579	(b)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	11,330,000	10,132,691	(b)
MLCC Mortgage Investors Inc., 2006-1 1A	2.457%	2/25/36	359,354	338,258	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 XA, IO	2.034%	8/15/45	30,024,288	2,742,118	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C6 AS	3.476%	11/15/45	2,740,000	2,695,886
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C07 A4	2.918%	2/15/46	2,490,000	2,384,591
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C07 AS	3.214%	2/15/46	4,333,000	4,138,310
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C09 AS	3.456%	5/15/46	4,940,000	4,786,149
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.281%	7/15/46	110,000	114,902	(b)
Morgan Stanley Capital I, 2007-IQ14 A4	5.692%	4/15/49	4,395,000	4,858,075	(b)
Morgan Stanley Capital I Inc., 2007-IQ15 A4	6.105%	6/11/49	157,564	175,600	(b)
Morgan Stanley Mortgage Loan Trust, 2004-05AR 2A	2.683%	7/25/34	83,956	83,648	(b)
Morgan Stanley Mortgage Loan Trust, 2004-08AR 4A1	2.458%	10/25/34	5,954	5,831	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 17.0% (continued)
Morgan Stanley Mortgage Loan Trust, 2004-10AR 4A	2.600%	11/25/34	2,813,757	$2,737,729	(b)
Morgan Stanley Mortgage Loan Trust, 2005-03AR 2A2	2.461%	7/25/35	4,626,306	4,206,386	(b)
Morgan Stanley Mortgage Loan Trust, 2006-06AR 3A1	2.527%	5/25/36	5,980,289	4,046,993	(b)
Mortgage IT Trust, 2005-2 1A1	0.414%	5/25/35	60,598	58,093	(b)
Mortgage IT Trust, 2005-3 A1	0.454%	8/25/35	116,022	108,632	(b)
Nomura Asset Acceptance Corp., 2005-AP2 A5	4.976%	5/25/35	264,970	250,517
Prime Mortgage Trust, 2005-2 2A1	6.911%	10/25/32	374,465	400,859	(b)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	47,054,358	46,650,867	(a)
RBSCF Trust, 2013-GSP A	3.961%	1/13/32	20,999,000	21,350,103	(a)(b)
RBSGC Mortgage Pass-Through Certificates, 2007-B 1A4	0.604%	1/25/37	20,241,398	13,998,141	(b)
RBSSP Resecuritization Trust, 2010-3 4A1	3.089%	12/26/35	78,851	79,130	(a)(b)
Residential Accredit Loans Inc., 2005-QO3 A1	0.554%	10/25/45	1,496,733	1,087,436	(b)
Residential Accredit Loans Inc., 2006-QO1 3A1	0.424%	2/25/46	10,642,111	7,166,344	(b)
Residential Accredit Loans Inc., 2006-QO3 A1	0.364%	4/25/46	18,518,091	9,073,439	(b)
Residential Accredit Loans Inc., 2006-QO3 A2	0.414%	4/25/46	4,583,172	2,275,046	(b)
Residential Accredit Loans Inc., 2006-QO3 A3	0.484%	4/25/46	6,417,016	3,242,903	(b)
Residential Accredit Loans Inc., 2006-QS13 1A2, IO	7.006%	9/25/36	40,557,421	8,833,366	(b)
Residential Accredit Loans Inc., 2007-QS4 3A9	6.000%	3/25/37	5,611,274	4,534,117
Residential Asset Mortgage Products Inc., 2004-SL2 A4	8.500%	10/25/31	123,348	136,189
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	971,171	940,166
Residential Asset Mortgage Products Inc., 2005-SL1 A7	8.000%	5/25/32	233,112	226,739
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	274,464	281,248
Residential Asset Securitization Trust, 2004-A2 1A3, PAC	0.554%	5/25/34	36,312	33,936	(b)
Residential Asset Securitization Trust, 2007-A3 2A2, IO	6.536%	4/25/37	63,792,733	16,345,421	(b)
Sequoia Mortgage Trust, 2007-3 1A1	0.352%	7/20/36	359,708	330,121	(b)
Structured ARM Loan Trust, 2004-08 1A1	2.466%	7/25/34	3,999	4,077	(b)
Structured ARM Loan Trust, 2004-09XS A	0.524%	7/25/34	99,796	93,762	(b)
Structured ARM Loan Trust, 2004-16 2A	2.403%	11/25/34	12,037,014	11,853,281	(b)
Structured ARM Loan Trust, 2004-16 5A2	5.070%	11/25/34	10,890,762	10,723,251	(b)
Structured ARM Loan Trust, 2005-19XS 2A1	0.454%	10/25/35	1,003,837	916,396	(b)
Structured Asset Mortgage Investments Inc., 2003-AR1 A1	0.892%	10/19/33	365,992	342,815	(b)
Structured Asset Mortgage Investments Inc., 2006-AR3 11A1	0.364%	4/25/36	3,015,596	2,232,153	(b)
Structured Asset Mortgage Investments Inc., 2006-AR6 1A1	0.334%	7/25/46	279,789	219,724	(b)
Structured Asset Securities Corp., 2002-9 A2	0.454%	10/25/27	63,762	62,090	(b)
Structured Asset Securities Corp., 2005-RF1 A	0.504%	3/25/35	76,653	64,281	(a)(b)
Thornburg Mortgage Securities Trust, 2004-01	1.570%	3/25/44	25,328	25,240	(b)
Thornburg Mortgage Securities Trust, 2004-03 A	0.894%	9/25/44	584,958	553,567	(b)
Thornburg Mortgage Securities Trust, 2007-4 2A1	6.069%	9/25/37	8,767,726	8,599,666	(b)
Thornburg Mortgage Securities Trust, 2007-4 3A1	6.095%	9/25/37	12,457,571	13,035,490	(b)
UBS Barclays Commercial Mortgage Trust, 2012-C4 AS	3.317%	12/10/45	3,400,000	3,279,490	(a)
UBS Barclays Commercial Mortgage Trust, 2012-C4 XA, IO	2.021%	12/10/45	30,407,941	3,348,796	(a)(b)
VNO Mortgage Trust, 2012-6AVE A	2.996%	11/15/30	2,000,000	1,922,992	(a)
Voyager BRSTN Delaware Trust, 2009-1 UAU7, IO	0.404%	12/26/36	725,024	660,199	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 17.0% (continued)
Wachovia Bank Commercial Mortgage Trust, 2006-C27 AJ	5.825%	7/15/45	3,000,000	$2,985,015	(b)
Wachovia Bank Commercial Mortgage Trust, 2006-C28 AJ	5.632%	10/15/48	8,883,000	8,913,753	(b)
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AM	5.383%	12/15/43	4,299,000	4,653,379
Wachovia Bank Commercial Mortgage Trust, 2007-C31 A5	5.500%	4/15/47	5,200,000	5,755,698
Wachovia Bank Commercial Mortgage Trust, 2007-C31 AJ	5.660%	4/15/47	4,350,000	4,422,606	(b)
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	6.132%	2/15/51	3,000,000	3,112,236	(b)
WaMu Mortgage Pass-Through Certificates, 2002-AR19 A6	2.465%	2/25/33	87,341	86,047	(b)
WaMu Mortgage Pass-Through Certificates, 2003-AR9 1A7	2.419%	9/25/33	28,568	29,149	(b)
Washington Mutual Inc., 2005-AR15 A1A1	0.414%	11/25/45	10,626,315	9,781,130	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR06 2A1A	0.384%	4/25/45	6,005,288	5,594,509	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR08 1A1A	0.424%	7/25/45	5,561,847	5,145,287	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.474%	8/25/45	530,409	492,007	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1	0.444%	10/25/45	13,572,073	12,475,422	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A1	0.424%	12/25/45	14,322,407	13,382,470	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR10 1A1	2.355%	9/25/36	2,437,241	2,160,995	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-0A5 1A	0.879%	6/25/47	38,853	34,375	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1	2.197%	9/25/36	427,002	373,118	(b)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO	5.306%	3/25/37	43,498,195	6,213,978	(b)(f)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1	0.584%	6/25/37	23,495,233	17,476,835	(b)
Wells Fargo Mortgage Backed Securities Trust, 2004-Y 1A2	2.617%	11/25/34	124,303	123,659	(b)
Wells Fargo Mortgage Loan Trust, 2010-RR4 2A1	3.148%	8/27/35	238,449	241,135	(a)(b)
Wells Fargo Mortgage-Backed Securities Trust, 2006-AR8 2A3	2.624%	4/25/36	61,401	59,412	(b)
Wells Fargo Mortgage-Backed Securities Trust, 2006-AR8 3A2	2.616%	4/25/36	4,086,132	3,919,332	(b)
WF-RBS Commercial Mortgage Trust, 2011-C2 XA, IO	1.290%	2/15/44	944,683	34,731	(a)(b)

WF-RBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.741%	6/15/45	214,430	19,820	(a)(b)
WF-RBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.509%	3/15/47	37,640,000	3,158,233	(b)(e)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,690,848,068)				1,681,745,289

MORTGAGE-BACKED SECURITIES - 20.1%
FHLMC - 2.1%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	1/1/15-11/1/36	628,870	666,393
Federal Home Loan Mortgage Corp. (FHLMC)	7.000%	10/1/16-4/1/32	378,735	433,489
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	7/1/20-12/1/38	16,145,195	17,720,564
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	6/1/27	6,156,185	6,159,521
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	7/1/29-9/1/39	11,772,525	13,182,369
Federal Home Loan Mortgage Corp. (FHLMC)	2.444%	8/1/35	2,220,001	2,362,577	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.233%	9/1/35	358,529	384,808	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FHLMC - 2.1% (continued)
Federal Home Loan Mortgage Corp. (FHLMC)	2.492%	9/1/35	1,505,708	$1,611,849	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.355%	10/1/35	1,289,293	1,396,253	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.348%	12/1/35	1,628,479	1,735,670	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.545%	1/1/36	170,618	182,713	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	1.790%	2/1/37	47,976	50,735	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	1.945%	2/1/37	43,496	45,876	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.047%	5/1/37	2,275,231	2,405,530	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.081%	5/1/37	164,310	173,860	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.495%	5/1/37	116,620	122,695	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.919%	5/1/37	1,125,488	1,192,380	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.525%	6/1/37	177,531	190,093	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.730%	6/1/37	601,713	634,915	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	5.830%	7/1/37	2,122,484	2,244,241	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.670%	8/1/37	2,461,473	2,605,453	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	3/1/38-11/1/41	3,311,449	3,599,755
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	9/1/42-8/1/43	24,981,165	25,772,734
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	5/12/44	42,300,000	40,649,310	(h)
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	5/12/44	9,600,000	9,613,500	(h)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	4/1/16-1/1/32	140,550	152,113
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	3/1/17	175,259	184,055
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/1/25-7/1/43	43,099,093	44,736,338
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	2/1/32-5/1/43	10,316,939	10,399,664
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	11/1/35	51,028	56,190
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	3/1/39	2,566,247	2,807,603
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	2/1/43	9,681,155	9,346,593

Total FHLMC				202,819,839

FNMA - 13.1%
Federal National Mortgage Association (FNMA)	6.500%	5/1/14-5/1/40	50,746,919	56,925,830
Federal National Mortgage Association (FNMA)	5.500%	1/1/17-5/1/40	17,691,844	19,525,457
Federal National Mortgage Association (FNMA)	9.500%	11/1/21	275	302
Federal National Mortgage Association (FNMA)	6.000%	4/1/24-12/1/39	31,442,302	34,989,368
Federal National Mortgage Association (FNMA)	4.500%	1/1/27-11/1/41	186,631,451	199,726,113
Federal National Mortgage Association (FNMA)	2.500%	1/1/28-10/1/42	25,378,476	24,713,111
Federal National Mortgage Association (FNMA)	3.000%	4/16/29	31,200,000	32,048,250	(h)
Federal National Mortgage Association (FNMA)	3.500%	4/16/29-5/12/44	146,400,000	150,661,500	(h)
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-2/1/39	15,523,955	17,194,781
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	6,684	7,806
Federal National Mortgage Association (FNMA)	3.500%	11/1/31-5/1/43	198,676,614	200,526,182
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-5/1/42	97,317,373	106,400,926
Federal National Mortgage Association (FNMA)	2.620%	5/1/35	1,098,921	1,166,045	(b)
Federal National Mortgage Association (FNMA)	2.360%	6/1/35	531,639	566,474	(b)
Federal National Mortgage Association (FNMA)	2.829%	6/1/35	3,704,053	3,970,604	(b)
Federal National Mortgage Association (FNMA)	2.253%	8/1/35	541,827	583,137	(b)
Federal National Mortgage Association (FNMA)	2.317%	9/1/35	1,081,831	1,141,526	(b)
Federal National Mortgage Association (FNMA)	2.435%	9/1/35	2,037,226	2,162,327	(b)
Federal National Mortgage Association (FNMA)	2.250%	10/1/35	716,501	768,904	(b)
Federal National Mortgage Association (FNMA)	2.277%	10/1/35	848,993	901,456	(b)
Federal National Mortgage Association (FNMA)	2.362%	10/1/35	800,294	861,376	(b)
Federal National Mortgage Association (FNMA)	3.046%	10/1/35	1,168,517	1,244,336	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - 13.1% (continued)
Federal National Mortgage Association (FNMA)	2.078%	11/1/35	85,965	$90,799	(b)
Federal National Mortgage Association (FNMA)	2.093%	11/1/35	77,804	82,385	(b)
Federal National Mortgage Association (FNMA)	2.111%	11/1/35	118,730	125,416	(b)
Federal National Mortgage Association (FNMA)	2.115%	11/1/35	72,644	76,702	(b)
Federal National Mortgage Association (FNMA)	2.117%	11/1/35	104,978	110,890	(b)
Federal National Mortgage Association (FNMA)	2.580%	12/1/35	569,548	611,082	(b)
Federal National Mortgage Association (FNMA)	2.544%	2/1/36	138,156	149,215	(b)
Federal National Mortgage Association (FNMA)	1.766%	2/1/37	5,995,403	6,273,849	(b)
Federal National Mortgage Association (FNMA)	1.327%	8/1/37	244,261	264,408	(b)
Federal National Mortgage Association (FNMA)	1.950%	8/1/37	264,426	282,025	(b)
Federal National Mortgage Association (FNMA)	2.337%	11/1/37	71,666	76,497	(b)
Federal National Mortgage Association (FNMA)	4.000%	4/1/42-8/1/43	218,969,753	227,873,892
Federal National Mortgage Association (FNMA)	3.000%	11/1/42-2/1/43	16,259,716	15,571,935
Federal National Mortgage Association (FNMA)	4.500%	5/12/44	60,400,000	64,212,753	(h)
Federal National Mortgage Association (FNMA)	5.000%	5/12/44	115,700,000	125,832,792	(h)

Total FNMA				1,297,720,451

GNMA - 4.9%
Government National Mortgage Association (GNMA)	7.500%	3/15/23-9/15/31	71,066	77,679
Government National Mortgage Association (GNMA)	7.000%	8/15/23-7/15/31	224,218	249,704
Government National Mortgage Association (GNMA)	8.500%	11/15/27	3,339	3,354
Government National Mortgage Association (GNMA)	6.500%	4/15/28-3/15/39	14,043,108	15,930,084
Government National Mortgage Association (GNMA)	6.000%	1/15/29-11/20/41	36,112,567	41,001,887
Government National Mortgage Association (GNMA)	8.000%	12/15/30-1/15/31	16,880	17,904
Government National Mortgage Association (GNMA)	0.552%	8/20/31	1,129	1,135	(b)
Government National Mortgage Association (GNMA)	5.500%	7/15/33-6/15/36	16,676,471	18,617,513
Government National Mortgage Association (GNMA)	5.000%	4/20/35-11/20/40	33,586,398	36,818,875
Government National Mortgage Association (GNMA)	4.500%	1/20/40-3/20/41	86,410,477	93,388,627
Government National Mortgage Association (GNMA)	3.500%	4/22/44	52,100,000	53,150,138	(h)
Government National Mortgage Association (GNMA) II	4.500%	7/20/41	22,649,447	24,415,010
Government National Mortgage Association (GNMA) II	3.500%	4/22/44	23,400,000	23,878,968	(h)
Government National Mortgage Association (GNMA) II	4.000%	4/22/44	137,400,000	144,377,337	(h)
Government National Mortgage Association (GNMA) II	4.500%	4/22/44	31,600,000	34,063,814	(h)

Total GNMA				485,992,029

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $1,990,657,949)				1,986,532,319

MUNICIPAL BONDS - 0.0%
Puerto Rico - 0.0%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/57	850,000	684,480
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/40	1,810,000	1,483,367

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Puerto Rico - 0.0% (continued)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/40	430,000	$365,479
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/42	1,110,000	892,551

TOTAL MUNICIPAL BONDS (Cost - $3,442,452)				3,425,877

SENIOR LOANS - 3.3%
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.1%
INA Beteiligungs gesellschaft mbH, USD Term Loan C	4.250%	1/27/17	6,294,821	6,317,300	(i)(j)

Diversified Consumer Services - 0.1%
Laureate Education Inc., Term Loan B	5.000%	6/15/18	2,480,968	2,449,956	(i)(j)
ServiceMaster Co., New Term Loan	3.410%	1/31/17	4,937,500	4,937,500	(i)(j)

Total Diversified Consumer Services				7,387,456

Hotels, Restaurants & Leisure - 0.4%
Aramark Corp., USD Term Loan F	3.250%	2/24/21	6,915,529	6,855,018	(i)(j)
Caesars Entertainment Operating Co., Extended Term Loan B6	5.489%	1/26/18	6,187,510	5,834,822	(i)(j)
Caesars Entertainment Operating Co., Term Loan B4	9.500%	10/31/16	1,450,758	1,445,115	(i)(j)
CCM Merger Inc., New Term Loan B	5.000%	3/1/17	3,071,179	3,078,856	(i)(j)
Hilton Worldwide Finance LLC, USD Term Loan B2	3.750%	10/26/20	4,052,368	4,057,434	(i)(j)
Landry’s Inc., Term Loan B	4.000%	4/24/18	3,274,741	3,291,115	(i)(j)
Oceania Cruises Inc., 2020 Term Loan B	5.250%	7/20/20	2,483,775	2,499,299	(i)(j)
Wendy’s International Inc., New Term Loan B	3.250%	5/15/19	10,145,004	10,105,144	(i)(j)

Total Hotels, Restaurants & Leisure				37,166,803

Media - 0.4%
Charter Communications Operating LLC, Term Loan E	3.000%	7/1/20	2,977,500	2,950,703	(i)(j)
Charter Communications Operating LLC, Term Loan F	3.000%	1/3/21	6,947,500	6,884,972	(i)(j)
CSC Holdings Inc., New Term Loan B	2.653%	4/17/20	10,192,975	10,060,782	(i)(j)
Nine Entertainment Group Pty Ltd., Term Loan B	3.250%	2/5/20	2,977,444	2,958,835	(i)(j)
Univision Communications Inc., Term Loan C4	4.000%	3/1/20	9,865,261	9,854,981	(i)(j)
Virgin Media Investment Holdings Ltd., USD Term Loan B	3.500%	6/8/20	12,760,000	12,728,100	(i)(j)

Total Media				45,438,373

Specialty Retail - 0.3%
Gymboree Corp., Initial Term Loan	5.000%	2/23/18	10,694,349	9,584,810	(i)(j)
J. Crew Group Inc., New Term Loan B	4.000%	3/5/21	1,984,694	1,979,113	(i)(j)
Michaels Stores Inc., New Term Loan	3.750%	1/28/20	7,969,775	7,976,892	(i)(j)
Party City Holdings Inc., Term Loan	4.000%	7/27/19	7,439,183	7,440,968	(i)(j)

Total Specialty Retail				26,981,783

Textiles, Apparel & Luxury Goods - 0.0%
Phillips-Van Heusen Corp., Term Loan B	3.250%	2/13/20	3,365,807	3,370,519	(i)(j)

TOTAL CONSUMER DISCRETIONARY				126,662,234

CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.1%
Supervalu Inc., Refi Term Loan B	4.500%	3/21/19	10,196,398	10,204,361	(i)(j)

Food Products - 0.2%
Big Heart Pet Brands, New Term Loan	3.500%	3/8/20	9,026,055	8,966,826	(i)(j)
H.J. Heinz Co., Term Loan B1	3.250%	6/7/19	2,292,675	2,297,249	(i)(j)
H.J. Heinz Co., Term Loan B2	3.500%	6/5/20	12,009,250	12,070,798	(i)(j)

Total Food Products				23,334,873

Household Products - 0.1%
Sun Products Corp., New Term Loan	5.500%	3/23/20	1,984,962	1,887,368	(i)(j)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Products - 0.1% (continued)
Visant Corp., Term Loan B	5.250%	12/22/16	2,750,711	$2,727,789	(i)(j)

Total Household Products				4,615,157

TOTAL CONSUMER STAPLES				38,154,391

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
FTS International Inc., Term Loan B	8.500%	5/6/16	4,212,380	4,271,774	(i)(j)

Oil, Gas & Consumable Fuels - 0.1%
Arch Coal Inc., Term Loan B	6.250%	5/16/18	1,236,235	1,217,499	(i)(j)
Chesapeake Energy Corp., New Unsecured Term Loan	5.750%	12/1/17	4,000,000	4,086,876	(i)(j)

Total Oil, Gas & Consumable Fuels				5,304,375

TOTAL ENERGY				9,576,149

FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
Star West Generation LLC, New Term Loan B	4.250%	3/13/20	2,475,000	2,475,000	(i)(j)

Real Estate Investment Trusts (REITs) - 0.1%
Crown Castle International Corp., Non-Extended Incremental B	3.250%	1/31/19	2,693,449	2,688,398	(i)(j)

TOTAL FINANCIALS				5,163,398

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Envision Healthcare Corp., Term Loan	4.000%	5/25/18	9,958,389	9,958,389	(i)(j)

Health Care Technology - 0.0%
Multiplan Inc., New Term Loan	4.000%	3/6/21	1,730,000	1,726,756	(i)(j)
Multiplan Inc., New Term Loan B	4.000%	8/25/17	1,723,175	1,725,415	(i)(j)

Total Health Care Technology				3,452,171

Pharmaceuticals - 0.1%
Par Pharmaceutical Cos. Inc., REFI Term Loan B	4.000%	9/30/19	10,510,782	10,542,315	(i)(j)

TOTAL HEALTH CARE				23,952,875

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
FGI Operating Co. LLC, Term Loan	5.500%	4/19/19	1,965,963	1,995,452	(i)(j)

Airlines - 0.1%
American Airlines Inc., Exit Term Loan	3.750%	6/27/19	2,481,250	2,487,453	(i)(j)
Delta Air Lines Inc., New Term Loan B	3.500%	4/20/17	9,869,388	9,879,958	(i)(j)

Total Airlines				12,367,411

Commercial Services & Supplies - 0.1%
ADS Waste Holdings Inc., New Term Loan	3.750%	10/9/19	4,843,216	4,831,108	(i)(j)
Monitronics International Inc., New Term Loan B	4.250%	3/23/18	4,714,196	4,714,196	(i)(j)
Nielsen Finance LLC, USD Term Loan E	2.904%	5/2/16	7,465,353	7,468,854	(i)(j)

Total Commercial Services & Supplies				17,014,158

Construction & Engineering - 0.1%
BakerCorp International Inc., New Term Loan	4.250%	2/14/20	5,883,081	5,883,081	(i)(j)

Machinery - 0.2%
Gardner Denver Inc., USD Term Loan	4.250%	7/30/20	8,437,600	8,430,217	(i)(j)
Silver II U.S. Holdings LLC, Term Loan	4.000%	12/13/19	9,578,613	9,566,640	(i)(j)

Total Machinery				17,996,857

Transportation Infrastructure - 0.1%
Flying Fortress Inc., New Term Loan	3.500%	6/30/17	5,510,000	5,492,781	(i)(j)

TOTAL INDUSTRIALS				60,749,740

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
Allflex Holdings III Inc., New First Lien Term Loan	4.250%	7/17/20	2,487,500		$2,492,943	(i)(j)

IT Services - 0.2%
First Data Corp., 2018 Add-On Term Loan	4.155%	9/24/18	5,000,000		5,010,940	(i)(j)
First Data Corp., Extended 2018 Term Loan B	4.155%	3/23/18	14,556,443		14,582,339	(i)(j)

Total IT Services					19,593,279

Technology Hardware, Storage & Peripherals - 0.1%
SunGard Data Systems Inc., Term Loan E	4.000%	3/9/20	4,512,598		4,521,998	(i)(j)

TOTAL INFORMATION TECHNOLOGY					26,608,220

MATERIALS - 0.1%
Metals & Mining - 0.1%
FMG Resources (August 2006) Pty Ltd., New Term Loan B	4.250%	6/28/19	7,175,729		7,227,309	(i)(j)

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA, Term Loan B1	3.750%	4/2/18	9,823,825		9,851,391	(i)(j)

Wireless Telecommunication Services - 0.0%
Telesat Canada, USD Term Loan B2	3.500%	3/28/19	3,930,300		3,927,843	(i)(j)

TOTAL TELECOMMUNICATION SERVICES					13,779,234

UTILITIES - 0.1%
Electric Utilities - 0.0%
Equipower Resources Holdings LLC, First Lien Term Loan	4.250%	12/21/18	2,926,020		2,939,431	(i)(j)

Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy Inc., REFI Term Loan B	2.750%	7/2/18	9,924,812		9,833,007	(i)(j)
Windsor Financing LLC, Term Loan B	6.250%	12/5/17	3,012,020		3,087,321	(i)(j)

Total Independent Power and Renewable Electricity Producers					12,920,328

TOTAL UTILITIES					15,859,759

TOTAL SENIOR LOANS (Cost - $329,370,736)					327,733,309

SOVEREIGN BONDS - 8.4%
Brazil - 0.9%
Federative Republic of Brazil, Notes	10.000%	1/1/17	212,577,000	BRL	88,619,220
Federative Republic of Brazil, Notes	10.000%	1/1/21	8,487,000	BRL	3,311,280

Total Brazil					91,930,500

Chile - 0.0%
Corporacion Nacional del Cobre de Chile, Senior Notes	4.750%	10/15/14	2,590,000		2,634,115	(a)

Colombia - 0.1%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	13,290,000		13,874,760

Hungary - 0.3%
Hungary Government Bond, Senior Notes	5.750%	11/22/23	23,982,000		24,761,415

Indonesia - 0.3%
Republic of Indonesia, Notes	3.750%	4/25/22	15,840,000		14,949,000	(a)
Republic of Indonesia, Senior Bonds	5.875%	3/13/20	310,000		338,675	(a)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	510,000		522,750	(a)
Republic of Indonesia, Senior Notes	5.375%	10/17/23	7,620,000		7,905,750	(a)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	1,767,000		1,897,316	(a)

Total Indonesia					25,613,491

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Italy - 2.6%
Italy Buoni Poliennali Del Tesoro, Senior Bonds	3.750%	5/1/21	173,400,000	EUR	$256,115,169

Mexico - 2.4%
United Mexican States, Bonds	8.000%	6/11/20	964,063,000	MXN	83,198,294
United Mexican States, Bonds	6.500%	6/9/22	1,247,364,600	MXN	98,461,213
United Mexican States, Bonds	10.000%	12/5/24	39,070,000	MXN	3,872,884
United Mexican States, Medium-Term Notes	6.050%	1/11/40	2,930,000		3,332,875
United Mexican States, Senior Notes	4.000%	10/2/23	374,000		377,740
United Mexican States, Senior Notes	4.750%	3/8/44	6,478,000		6,154,100
United Mexican States, Senior Notes	5.550%	1/21/45	42,320,000		44,965,000

Total Mexico					240,362,106

Poland - 0.8%
Republic of Poland, Bonds	3.750%	4/25/18	47,285,000	PLN	15,784,602
Republic of Poland, Bonds	2.500%	7/25/18	74,173,000	PLN	23,524,012
Republic of Poland, Bonds	4.000%	10/25/23	32,482,000	PLN	10,548,754
Republic of Poland, Senior Notes	4.000%	1/22/24	28,860,000		29,059,485

Total Poland					78,916,853

Russia - 0.2%
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	19,784,170		22,504,493	(a)

South Africa - 0.3%
Republic of South Africa, Senior Notes	5.875%	9/16/25	22,950,000		24,671,250

Turkey - 0.5%
Republic of Turkey, Senior Bonds	5.625%	3/30/21	5,965,000		6,221,495
Republic of Turkey, Senior Bonds	5.750%	3/22/24	11,930,000		12,332,638
Republic of Turkey, Senior Notes	7.000%	3/11/19	1,080,000		1,204,200
Republic of Turkey, Senior Notes	7.500%	11/7/19	380,000		435,290
Republic of Turkey, Senior Notes	6.250%	9/26/22	14,574,000		15,659,763
Republic of Turkey, Senior Notes	6.625%	2/17/45	10,900,000		11,485,875

Total Turkey					47,339,261

Uruguay - 0.0%
Republic of Uruguay, Benchmark Bonds	7.875%	1/15/33	1		1

TOTAL SOVEREIGN BONDS (Cost - $840,069,534)					828,723,414

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 9.7%
U.S. Government Agencies - 2.7%
Federal Home Loan Bank (FHLB), Global Bonds	5.500%	7/15/36	2,585,000		3,157,112
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	45,010,000		61,847,611
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	86,850,000		74,766,299
Financing Corp. (FICO) Strip, Bonds	0.000%	11/2/18	13,770,000		12,577,174
Financing Corp. (FICO) Strip, Bonds	0.000%	4/5/19	320,000		288,143
Financing Corp. (FICO) Strip, Debentures	0.000%	11/30/17	1,240,000		1,168,813
Financing Corp. (FICO) Strip, Debentures	0.000%	2/8/18	3,895,000		3,657,837
Financing Corp. (FICO) Strip, Debentures	0.000%	5/11/18	14,603,000		13,552,577
Financing Corp. (FICO) Strip, Debentures	0.000%	8/3/18	25,773,000		23,741,701
Financing Corp. (FICO) Strip, Debentures	0.000%	3/7/19	14,614,000		13,197,670
Financing Corp. (FICO) Strip, Debentures	0.000%	6/6/19	1,890,000		1,704,147
Financing Corp. (FICO) Strip, Notes	0.000%	4/6/18	11,765,000		10,946,732
Financing Corp. (FICO) Strip, Notes	0.000%	8/3/18	15,231,000		14,030,569
Financing Corp. (FICO) Strip, Notes	0.000%	9/26/19	728,000		638,809
Tennessee Valley Authority, Global Power Bonds 2000	7.125%	5/1/30	840,000		1,141,267
Tennessee Valley Authority, Notes	5.250%	9/15/39	23,513,000		26,625,862

Total U.S. Government Agencies					263,042,323

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - 7.0%
U.S. Treasury Bonds	2.750%	8/15/42	413,773,000	353,258,699
U.S. Treasury Bonds	3.750%	11/15/43	139,130,000	144,042,959
U.S. Treasury Bonds	3.625%	2/15/44	119,210,000	120,588,306
U.S. Treasury Notes	0.250%	6/30/14	680,000	680,319
U.S. Treasury Notes	0.250%	8/31/14	910,000	910,640
U.S. Treasury Notes	0.250%	10/31/15	150,000	149,965
U.S. Treasury Notes	0.750%	3/15/17	580,000	577,825
U.S. Treasury Notes	1.500%	8/31/18	1,650,000	1,646,906
U.S. Treasury Notes	1.500%	2/28/19	13,200,000	13,068,000
U.S. Treasury Notes	1.625%	3/31/19	9,050,000	9,004,044
U.S. Treasury Notes	2.000%	2/28/21	6,020,000	5,905,716
U.S. Treasury Notes	2.750%	2/15/24	24,120,000	24,172,775
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	6,080,000	4,470,575
U.S. Treasury Strip Principal (STRIPS)	0.000%	2/15/43	49,050,000	16,670,672

Total U.S. Government Obligations				695,147,401

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $976,158,295)				958,189,724

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.7%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	10,658,882	12,762,348
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	47,489,470	41,382,609
U.S. Treasury Bonds, Inflation Indexed	0.625%	2/15/43	54,191,571	45,376,987
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/23	66,000,320	65,278,409

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $174,363,227)				164,800,353

			SHARES
COMMON STOCKS - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
PB Investors II LLC (Cost - $9,649,958)			80,790	0	(e)(f)(g)

PREFERRED STOCKS - 0.2%
FINANCIALS - 0.2%
Consumer Finance - 0.2%
GMAC Capital Trust I	8.125%		454,841	12,417,159	(b)

Diversified Financial Services - 0.0%
Citigroup Capital XIII	7.875%		82,775	2,296,179	(b)

TOTAL PREFERRED STOCKS (Cost - $13,228,694)				14,713,338

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
U.S. Dollar/Eurodollar, Put @ $1.35		4/4/14	232	7,250
U.S. Dollar/Japanese Yen, Put @ 0.97		4/4/14	300	198,750
U.S. Treasury 30-Year Notes, Call @ $132.00		4/25/14	254	460,375
U.S. Treasury 5-Year Notes, Call @ $121.75		5/23/14	541	4,227

TOTAL PURCHASED OPTIONS (Cost - $908,894)				670,602

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $9,834,197,814)				9,973,116,386

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SHORT-TERM INVESTMENTS - 5.1%
U.S. Government Agencies - 2.0%
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.130%	4/21/14	30,000,000	$29,997,833	(k)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.093%	4/28/14	44,445,000	44,441,900	(k)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.140%	5/13/14	100,000,000	99,983,667	(k)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.129%	6/16/14	25,000,000	24,998,425	(k)

Total U.S. Government Agencies (Cost - $199,416,592)				199,421,825

U.S. Treasury Bills - 2.1%
U.S. Treasury Bills (Cost-$209,982,587)	0.100%	5/1/14	210,000,000	209,982,587	(k)

Repurchase Agreements - 1.0%
Goldman Sachs & Co. repurchase agreement dated 3/31/14; Proceeds at maturity-$92,300,179; (Fully collateralized by U.S. government agency obligations, 1.68% due 11/19/18; Market value - $94,195,438) (Cost - $92,300,000)	0.070%	4/1/14	92,300,000	92,300,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $501,699,179)				501,704,412

TOTAL INVESTMENTS - 106.1% (Cost - $10,335,896,993#)				10,474,820,798
Liabilities in Excess of Other Assets - (6.1)%				(602,556,251)

TOTAL NET ASSETS - 100.0%				$9,872,264,547

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of March 31, 2014.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(f)	Illiquid security.

(g)	Value is less than $1.

(h)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
BRL	— Brazilian Real
CD	— Certificate of Deposit
CMB	— Cash Management Bill
EUR	— Euro
IO	— Interest Only
MXN	— Mexican Peso
PAC	— Planned Amortization Class
PLN	— Polish Zloty
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SCHEDULE OF WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
U.S. Treasury 5-Year Notes, Call	5/23/14	$120.00	384	$72,503
U.S. Treasury 30-Year Notes, Call	4/25/14	135.00	87	38,063
U.S. Treasury 10-Year Notes, Call	4/25/14	124.00	748	315,563
U.S. Treasury 10-Year Notes, Call	4/25/14	124.50	47	11,750
U.S. Treasury 10-Year Notes, Call	4/25/14	125.00	680	95,625
U.S. Treasury 30-Year Notes, Put	4/25/14	132.00	277	164,469
U.S. Treasury 10-Year Notes, Call	4/25/14	125.50	386	30,156
U.S. Treasury 10-Year Notes, Put	4/25/14	123.00	204	89,250
U.S. Treasury 30-Year Notes, Call	4/25/14	133.00	175	210,547
U.S. Treasury 10-Year Notes, Call	4/25/14	123.50	141	90,328
U.S. Treasury 30-Year Notes, Put	4/25/14	130.00	139	26,062
U.S. Treasury 30-Year Notes, Call	4/25/14	134.00	344	258,000
U.S. Treasury 5-Year Notes, Call	4/25/14	120.00	375	29,297
U.S. Treasury 5-Year Notes, Call	4/25/14	119.50	157	29,437
U.S. Treasury 5-Year Notes, Call	4/25/14	119.00	309	120,703
U.S. Treasury 30-Year Notes, Call	4/25/14	137.00	104	14,625
U.S. Treasury 10-Year Notes, Put	4/25/14	123.50	850	544,531

TOTAL WRITTEN OPTIONS (Premiums received - $2,519,177)				$2,140,909

See Notes to Schedule of Investments.

Notes to schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes	—	$3,548,770,367	0	*	$3,548,770,367
Asset-backed securities	—	457,811,794	—		457,811,794
Collateralized mortgage obligations	—	1,681,745,289	—		1,681,745,289
Mortgage-backed securities	—	1,986,532,319	—		1,986,532,319
Municipal bonds	—	3,425,877	—		3,425,877
Senior loans	—	327,733,309	—		327,733,309
Sovereign bonds	—	828,723,414	—		828,723,414
U.S. government & agency obligations	—	958,189,724	—		958,189,724
U.S. Treasury inflation protected securities	—	164,800,353	—		164,800,353
Common stocks	—	—	0	*	0	*
Preferred stocks	$14,713,338	—	—		14,713,338
Purchased options	670,602	—	—		670,602

Total long-term investments	$15,383,940	$9,957,732,446	$—		$9,973,116,386

Short-term investments†	—	501,704,412	—		501,704,412

Total investments	$15,383,940	$10,459,436,858	—		$10,474,820,798

Other financial instruments:
Futures contracts	$4,201,619	—	—		$4,201,619
Forward foreign currency contracts	—	$1,477,732	—		1,477,732
OTC credit default swaps on corporate issues - sell protection‡	—	2,049,481	—		2,049,481
OTC credit default swaps on corporate issues - buy protection‡	—	1,959,838	—		1,959,838
OTC credit default swaps on credit indices - sell protection‡	—	418,556	—		418,556
Centrally cleared interest rate swaps	—	826,363	—		826,363

Total other financial instruments	$4,201,619	$6,731,970	$—		$10,933,589

Total	$19,585,559	$10,466,168,828	$—		$10,485,754,387

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Written options	$2,140,909	—	—		$2,140,909
Futures contracts	8,653,143	—	—		8,653,143
Forward foreign currency contracts	—	$4,592,564	—		4,592,564
OTC interest rate swaps	—	6,088,375	—		6,088,375
OTC credit default swaps on corporate issues - sell protection‡	—	214,074	—		214,074
OTC credit default swaps on corporate issues - buy protection	—	615,442	—		615,442
Centrally cleared credit default swaps on credit indices - buy protection	—	1,975,716	—		1,975,716
Centrally cleared interest rate swaps	—	15,586,149	—		15,586,149

Total	$10,794,052	$29,072,320	$—		$39,866,372

†	See Schedule of Investments for additional detailed categorizations.

*	Value is less than $1.

‡	Values include any premiums paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(e) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

Notes to Schedule of Investments (unaudited) (continued)

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(h) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(i) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(j) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(k) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market (“OTC Swaps”) or may be executed on a registered exchange (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. At March 31, 2014, the total notional value of all credit default swaps to sell protection is $78,061,815. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the period ended March 31, 2014, see Note 3.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Notes to Schedule of Investments (unaudited) (continued)

The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(l) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(m) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

Notes to Schedule of Investments (unaudited) (continued)

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(n) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(o) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Securities pledged as collateral, if any, to cover the obligations of the Fund under derivative contracts, are noted in the Schedule of Investments.

As of March 31, 2014, the Fund held written options, forward foreign currency contracts, OTC interest rate swaps and OTC credit default swaps with credit related contingent features which had a liability position of $13,651,364. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of March 31, 2014, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $6,804,000, which could be used to reduce the required payment.

(p) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$356,453,060
Gross unrealized depreciation	(217,529,255)

Net unrealized appreciation	$138,923,805

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
90-Day Eurodollar	4,148	6/16	$1,019,416,431	$1,018,800,650	$(615,781)
90-Day Eurodollar	477	12/15	117,748,513	117,872,663	124,150
90-Day Eurodollar	6,223	12/16	1,522,179,575	1,519,578,813	(2,600,762)
Euro-Bund	992	6/14	195,402,779	195,947,175	544,396
U.S. Treasury 5-Year Notes	2,505	6/14	298,433,384	297,977,578	(455,806)
U.S. Treasury 10-Year Notes	2,329	6/14	287,782,616	287,631,500	(151,116)

					$(3,154,919)

Contracts to Sell:
90-Day Eurodollar	3,289	6/18	795,118,536	793,882,375	1,236,161
90-Day Eurodollar	5	3/15	1,243,359	1,244,500	(1,141)
90-Day Eurodollar	978	6/14	243,384,347	243,900,975	(516,628)
Euro	1,403	6/14	243,801,765	241,561,525	2,240,240
U.S. Dollar/Japanese Yen	78	6/14	9,506,372	9,449,700	56,672
U.S. Treasury 2-Year Notes	16	6/14	3,510,948	3,513,000	(2,052)
U.S. Treasury Long-Term Bonds	3,391	6/14	447,440,058	451,744,781	(4,304,723)
U.S. Treasury Ultra Long-Term Bonds	5	6/14	717,210	722,344	(5,134)

					$(1,296,605)

Net unrealized loss on open futures contracts					$(4,451,524)

During the period ended March 31, 2014, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding as of December 31, 2013	4,032	$2,183,365
Options written	22,468	9,245,901
Options closed	(6,775)	(3,573,653)
Options exercised	(4,722)	(1,935,232)
Options expired	(9,596)	(3,401,204)

Written options, outstanding as of March 31, 2014	5,407	$2,519,177

At March 31, 2014, the Fund held TBA securities with a total cost of $678,703,641.

At March 31, 2014, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Sell:
Euro	Credit Suisse First Boston Inc.	148,611,868	$204,718,249	5/14/14	$(2,123,714)
Euro	Goldman Sachs Group Inc.	42,250,000	58,200,910	5/14/14	(856,253)
Euro	JPMorgan Chase & Co.	50,815,000	69,999,509	5/14/14	(503,797)
Euro	Morgan Stanley Co. Inc.	63,690,000	87,735,289	5/14/14	(1,108,800)
Japanese Yen	Barclays Bank PLC	5,281,922,000	51,185,550	5/14/14	559,444
Japanese Yen	Citibank N.A.	10,406,526,000	100,846,577	5/14/14	918,288

Net unrealized loss on open forward foreign currency contracts					$(3,114,832)

At March 31, 2014, the Fund held the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Banc of America Securities LLC	$7,950,000	11/10/15	4.864% semi-annually	3-Month LIBOR	—	$(568,263)
Banc of America Securities LLC	5,500,000	1/15/16	5.451% semi-annually	3-Month LIBOR	—	(488,940)
Banc of America Securities LLC	8,270,000	10/3/16	5.425% semi-annually	3-Month LIBOR	—	(958,713)
Credit Suisse	5,350,000	9/15/15	5.160% semi-annually	3-Month LIBOR	—	(372,940)
Credit Suisse	4,880,000	3/1/17	5.335% semi-annually	3-Month LIBOR	—	(617,297)
Deutsche Bank AG	10,890,000	6/15/16	5.183% semi-annually	3-Month LIBOR		(1,087,637)
Deutsche Bank AG	8,270,000	4/1/17	5.435% semi-annually	3-Month LIBOR	—	(1,092,000)
JPMorgan Chase & Co.	8,250,000	9/15/14	5.000% semi-annually	3-Month LIBOR	—	(178,639)
RBS Greenwich	8,230,000	3/1/16	5.120% semi-annually	3-Month LIBOR	—	(723,946)

Total	$67,590,000				—	$(6,088,375)

CENTRALLY CLEARED INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
JPMorgan Chase & Co.	$124,700,000	10/7/23	4.860% semi-annually	3-Month LIBOR	$(7,145,160)	$(15,345,082)
BNP Paribas	865,030,000	3/29/19	3.295% semi-annually	3-Month LIBOR	—	826,363
BNP Paribas	826,110,000	3/31/17	3-Month LIBOR	1.890% semi-annually	38,752	(241,067)

Total	$1,815,840,000				$(7,106,408)	$(14,759,786)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2014[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Deutsche Bank AG (Berkshire Hathaway Inc., 1.900%, due 1/31/17)	$24,910,000	3/20/24	1.10%	1.000% quarterly	$(214,074)	$(547,305)	$333,231
Deutsche Bank AG (Ford Motor Credit Co., 5.000%, due 5/15/18)	4,450,000	9/20/17	0.64%	3.650% quarterly	457,470	—	457,470
Deutsche Bank AG (Ford Motor Credit Co., 5.000%, due 5/15/18)	3,500,000	9/20/17	0.64%	3.650% quarterly	359,808	—	359,808
Deutsche Bank AG (Ford Motor Credit Co., 7.450%, due 7/16/31)	2,600,000	3/20/15	0.23%	2.930% quarterly	68,775	—	68,775
Deutsche Bank AG (MetLife Inc., 5.000%, due 6/15/15)	19,810,000	6/20/18	0.52%	1.000% quarterly	396,517	(499,368)	895,885
Goldman Sachs Group Inc. (Ford Motor Credit Co., 5.000%, due 5/15/18)	6,400,000	9/20/17	0.64%	3.770% quarterly	684,141	—	684,141
RBS Greenwich (Ally Financial Inc., 7.500%, due 9/15/20)	4,200,000	12/20/16	0.82%	1.550% quarterly	82,770	—	82,770

Total	$65,870,000				$1,835,407	$(1,046,673)	$2,882,080

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2014[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Banc of America Securities LLC (Marriot International Inc., 5.810%, due 11/10/15)	$7,950,000	12/20/15	0.12%	0.730% monthly	$(84,695)	—	$(84,695)
Banc of America Securities LLC (Masco Corp., 6.125%, due 10/3/16)	8,270,000	12/20/16	0.46%	1.040% quarterly	(131,441)	—	(131,441)
Banc of America Securities LLC (Viacom Inc., 4.625%, due 5/15/18)	5,500,000	12/20/15	0.11%	1.130% quarterly	(97,338)	—	(97,338)
Barclays Capital Inc. (AES Corp., 8.000%, due 10/15/17)	13,500,000	3/20/21	2.60%	Specified amount upon credit event notice	1,953,614	$1,960,100	(6,486)
Credit Suisse (AmerisourceBergen Corp., 5.875%, due 9/15/15)	5,350,000	9/20/15	0.08%	0.900% quarterly	(65,463)	—	(65,463)
Credit Suisse (Southwest Airlines Co., 5.250%, due 10/1/14)	4,880,000	3/20/17	0.32%	0.690% quarterly	(53,883)	—	(53,883)
Deutsche Bank AG (AutoZone Inc., 6.950%, due 6/15/16)	10,890,000	6/20/16	0.15%	0.580% quarterly	(105,892)	—	(105,892)
Deutsche Bank AG (CenturyLink Inc., 6.000%, due 4/1/17)	8,270,000	3/20/17	0.92%	0.890% quarterly	6,224	—	6,224
JPMorgan Chase & Co. (Bell South Corp., 6.000%, due 11/15/34)	8,250,000	9/20/14	0.02%	0.280% quarterly	(10,142)	—	(10,142)
RBS Greenwich (Home Depot Inc., 5.400%, due 3/1/16)	8,230,000	3/20/16	0.07%	0.480% monthly	(66,588)	—	(66,588)

Total	$81,090,000				$1,344,396	$1,960,100	$(615,704)

Notes to Schedule of Investments (unaudited) (continued)

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Deutsche Bank AG (iBoxx.IG.Hi-Vol2)	$8,330,933	9/20/14	1.300% quarterly	$24,022	$2,219	$21,803
Morgan Stanley & Co. Inc. (PrimeX.ARM.1)	1,930,441	6/25/36	4.420% monthly	197,267	45,125	152,142
Morgan Stanley & Co. Inc. (PrimeX.ARM.1)	1,930,441	6/25/36	4.420% monthly	197,267	36,920	160,347

Total	$12,191,815			$418,556	$84,264	$334,292

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Barclays Capital Inc. (Markit CDX.Na.HY.20 Index)	$24,500,000	6/20/18	5.000% quarterly	$(2,131,536)	$(793,593)	$(1,337,943)
Barclays Capital Inc. (Markit CDX.NA.HY.21 Index)	55,110,000	12/20/18	5.000% quarterly	(4,382,954)	(3,745,181)	(637,773)

Total	$79,610,000			$(6,514,490)	$(4,538,774)	$(1,975,716)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

At March 31, 2014, the Fund held collateral received from Goldman Sachs Group Inc., Morgan Stanley & Co. Inc. and Barclays Capital Inc. in the amounts of $763,472, $618,336 and $2,100,491 on credit default swap contracts valued at $684,141, $394,534 and $1,953,614, respectively. Net exposures to the counterparties were $(79,331), $(223,802) and $(146,877) respectively. Net exposure represents the net receivable/payable that would be due from/to counterparty in the event of default.

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2014.

			Futures Contracts		Forward Foreign Currency Contracts		Centrally Cleared Swap Contracts
Primary Underlying Risk	Purchased Options, at value	Written Options, at value	Unrealized Appreciation	Unrealized Depreciation	Unrealized Appreciation	Unrealized Depreciation	Unrealized Appreciation	Unrealized Depreciation	OTC Swap Contracts, at value	Total
Interest Rate Risk	$464,602	$(2,140,909)	$1,904,707	$(8,653,143)	—	—	$826,363	$(15,586,149)	$(6,088,375)	$(29,272,904)
Foreign Exchange Risk	206,000	—	2,296,912	—	$1,477,732	$(4,592,564)	—	—	—	(611,920)
Credit Risk	—	—	—	—	—	—	—	$(1,975,716)	3,598,359	1,622,643

Total	$670,602	$(2,140,909)	$4,201,619	$(8,653,143)	$1,477,732	$(4,592,564)	$826,363	$(17,561,865)	$(2,490,016)	$(28,262,181)

During the period ended March 31, 2014, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$1,482,889
Written options	2,401,352
Futures contracts (to buy)	1,449,695,766
Futures contracts (to sell)	1,321,053,598
Forward foreign currency contracts (to buy) †	93,901,594
Forward foreign currency contracts (to sell)	664,624,924

Average Notional Balance
Interest rate swap contracts	$620,047,500
Credit default swap contracts (to buy protection)	152,172,500
Credit default swap contracts (to sell protection)	85,340,159

†	At March 31, 2014, there were no open positions held in this derivative.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 23, 2014

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 23, 2014